UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-07307
                                   ------------


                                  INCOME TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     5/31
                         --------------
Date of reporting period:   11/30
                         --------------

Government Income Portfolio is the master fund in a master/feeder operating structure. The two entities invested in Government Income Portfolio are AXP Short Duration U.S. Government Fund and American Express Financial Corporation. The shareholder report filed with this Form is the report provided to shareholders of AXP Short Duration U.S. Government Fund.

AXP(R)
  Short Duration
    U.S. Government
            Fund

                                                               Semiannual Report
                                                            for the Period Ended
                                                                   Nov. 30, 2004

AXP Short Duration U.S. Government Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities.

(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
Funds                                                                 (R)

Table of Contents

Fund Snapshot                                                         3

Performance Summary                                                   4

Questions & Answers  with Portfolio Management                        6

Investments in Securities                                            10

Financial Statements (Portfolio)                                     15

Notes to Financial Statements (Portfolio)                            18

Financial Statements (Fund)                                          23

Notes to Financial Statements (Fund)                                 26

Fund Expenses Example                                                35

Proxy Voting                                                         37

(logo) Dalbar

American Express(R) Funds' reports to shareholders have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

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2 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Fund Snapshot
        AT NOV. 30, 2004

PORTFOLIO MANAGER

Portfolio manager                 Since               Years in industry
Scott Kirby*                      6/01                       26

* The Fund is managed by a team of portfolio managers led by Scott Kirby.

FUND OBJECTIVE

For investors seeking a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities.

Inception dates by class
A: 8/19/85      B: 3/20/95      C: 6/26/00      Y: 3/20/95

Ticker symbols by class
A: IFINX        B: ISHOX        C: AXFCX        Y: IDFYX

Total net assets                                         $2.004 billion

Number of holdings                                                  189

Weighted average life(1)                                      2.1 years

Effective duration(2)                                         1.4 years

Weighted average bond rating(3)                                     AAA

(1) Weighted average life measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) Effective duration measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) Weighted average bond rating represents the average credit quality of the underlying bonds in the portfolio.

SECTOR COMPOSITION

Percentage of portfolio assets

(pie chart)

Mortgage-backed securities 51.6%
U.S. government obligations & agencies 42.1%
CMBS/ABS** 3.6%
Short-term securities* 2.7%

 * Of the 2.7%, 1.5% is due to security lending activity and 1.2% is the Portfolio's cash equivalent position.

** Commercial mortgage-backed securities/Asset-backed securities

CREDIT QUALITY SUMMARY

Percentage of portfolio assets excluding cash equivalents

AAA bonds                                                        100.0%

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate.

Shares of the Fund are not insured or guaranteed by the U.S. government.

Fund holdings are subject to change.

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3 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Performance Summary

(bar chart)

                             PERFORMANCE COMPARISON
                  For the six-month period ended Nov. 30, 2004

                 (bar 1)             (bar 2)             (bar 3)
                 +0.86%               +0.91%              +0.99%

(bar 1) AXP Short Duration U.S. Government Fund Class A (excluding sales charge) (bar 2) Lehman Brothers 1-3 Year Government Index(1) (unmanaged)
(bar 3) Lipper Short U.S. Government Funds Index(2)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.americanexpress.com/funds. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

(1) The Lehman Brothers 1-3 Year Government Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of
     2.9 years are included.

(2) The Lipper Short U.S. Government Funds Index includes the 30 largest short U.S. government funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

AXP Short Duration U.S. Government Fund

SEC YIELDS
                        Class A   Class B   Class C    Class Y
At Nov. 30, 2004         2.35%     1.72%     1.72%      2.63%
At Dec. 31, 2004         2.66%     2.05%     2.05%      2.96%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 5 for additional performance information.

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

     DURATION
SHORT  INT.  LONG
  X              HIGH
                 MEDIUM  QUALITY
                 LOW

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4 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Performance Summary

AVERAGE ANNUAL TOTAL RETURNS

                              Class A                   Class B                     Class C                  Class Y
(Inception dates)            (8/19/85)                 (3/20/95)                   (6/26/00)                (3/20/95)
                        NAV(1)      POP(2)       NAV(1)    After CDSC(3)     NAV(1)  After CDSC(4)     NAV(5)      POP(5)
at Nov. 30, 2004
6 months*               +0.86%      -3.93%       +0.48%       -4.50%         +0.48%     -0.52%         +0.95%      +0.95%
1 year                  +1.01%      -3.79%       +0.25%       -3.69%         +0.25%     +0.25%         +1.18%      +1.18%
3 years                 +2.37%      +0.73%       +1.60%       +0.64%         +1.60%     +1.60%         +2.54%      +2.54%
5 years                 +3.98%      +2.98%       +3.20%       +3.03%           N/A        N/A          +4.15%      +4.15%
10 years                +5.38%      +4.87%         N/A          N/A            N/A        N/A            N/A         N/A
Since inception         +6.55%      +6.29%       +4.41%       +4.41%         +3.71%     +3.71%         +5.36%      +5.36%

at Dec. 31, 2004
6 months*               +1.19%      -3.62%       +0.81%       -4.18%         +0.81%     -0.19%         +1.28%      +1.28%
1 year                  +0.82%      -3.96%       +0.07%       -3.87%         +0.07%     +0.07%         +0.99%      +0.99%
3 years                 +2.57%      +0.92%       +1.80%       +0.83%         +1.80%     +1.80%         +2.74%      +2.74%
5 years                 +4.06%      +3.05%       +3.28%       +3.10%           N/A        N/A          +4.23%      +4.23%
10 years                +5.40%      +4.89%         N/A          N/A            N/A        N/A            N/A         N/A
Since inception         +6.54%      +6.28%       +4.40%       +4.40%         +3.70%     +3.70%         +5.35%      +5.35%

* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

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5 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Questions & Answers
        WITH PORTFOLIO MANAGEMENT

Below, Portfolio Manager Scott Kirby discusses the Fund's positioning and results for the six months ended Nov. 30, 2004.

Q: How did AXP Short Duration U.S. Government Fund perform for the first half of the fiscal year?

A: AXP Short Duration U.S. Government Fund's Class A shares (excluding sales charge) rose 0.86% for the six months ended Nov. 30, 2004. This was slightly less than the Lehman Brothers 1-3 Year Government Index (Lehman Index), which gained 0.91% for the period. The Lipper Short U.S. Government Funds Index, representing the Fund's peer group, rose 0.99% over the same time frame.

    To help keep the Fund competitive with its peers, American Express Financial Corporation implemented a new expense cap on June 1, 2004, reducing the maximum level of expenses borne by Class A shareholders from 0.97% of net assets per fiscal year to a maximum 0.925% of net assets per year.

Q:  What factors most significantly affected Fund performance?

A: We believed the Federal Reserve Board's (the Fed's) efforts to raise short term interest rates would create dislocation in the bond market, widening the difference in interest rates between U.S. Treasuries and mortgages (yield spreads). Instead yield spreads were tight. The Fund's allocation to the spread sectors -- agencies, asset-backed securities and mortgage-backed securities supported the Fund's absolute performance, as these spread sectors outperformed U.S. Treasuries for the six months.

    The Fund's yield curve positioning was a positive contributor to relative results. We believed the yield curve would flatten somewhat as the Fed raised short-term interest rates to 2.00% by the end of the period. The Fund's duration positioning also boosted Fund returns.

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6 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Questions & Answers

[line chart]

         U.S. TREASURY YIELDS (Nov. 30, 2004 compared to June 1, 2004)
Yield

[solid line]      2.223%   2.432%  2.997%   3.251%   3.691%   4.349%   5.002%
[dotted line]     1.111%   1.398%  2.589%   3.119%   3.836%     4.7%   5.396%
                  3 mos.   6 mos.  2 yrs.   3 yrs.   5 yrs.   10 yrs.  30 yrs.

                                    Maturity

Treasury yields as of:     [solid line] 11/30/04
                           [dotted line] 6/1/04

Source: Bloomberg

This chart compares the income potential of U.S. Treasury bills, notes and bonds as of Nov. 30, 2004 compared to six months earlier. This is known as the yield curve.

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7 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Questions & Answers

(begin callout quote)> We believed the yield curve would flatten somewhat as the Fed raised short-term interest rates to 2.00% by the end of the period. (end callout quote)

                    (begin callout quote)> We intend to continue to position the Fund for ongoing economic recovery and a higher interest rate environment. (end callout quote)

    From a general market perspective, the hallmark of this six-month period was the dramatic flattening of the yield curve, with rates on the two-year U.S. Treasury notes rising 0.42% while rates on the 10-year U.S. Treasury actually fell 0.35% from June 1 through Nov. 30, 2004. Contributing to the flattening of the yield curve was the widely-anticipated tightening of monetary policy. The Fed increased the targeted federal funds rate at a measured pace of 25 basis points (0.25%) each four times during the semiannual period. At the same time, concerns over a soft labor market, persistently high oil prices and what Fed Chairman Alan Greenspan called an economic "soft patch" gave support to a rally at the longer end of the yield curve. Many investors underestimated the strength of the long-term bond rally. As economic data improved in the last month or so of the period, the fixed income market across the yield curve sold off significantly.

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8 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Questions & Answers

Q: What changes did you make to the portfolio and how is it currently positioned?

A: Over the semiannual period, we significantly decreased the Fund's allocation to U.S. Treasuries. We redeployed those assets primarily into government agency securities, asset-backed securities, commercial mortgage-backed securities and non-agency mortgages. This proved to be a prudent strategy. As yield spreads tightened, we began to shift assets back into U.S. Treasuries toward the end of the semiannual period. We also began to move into shorter-term government agency securities.

    Within the mortgage sector, we continued to focus on higher coupons and more seasoned bonds, which we expect to outperform in a rising interest rate environment. We were also able to add value within the mortgage sector by focusing on pools that historically have had lower-than-average prepayment risks. We also invested in collateralized mortgage obligations, which are attractively structured mortgage-backed securities in that they separate mortgage pools into short-, medium- and long-term cash flow. Throughout, we adjusted both yield curve positioning and portfolio duration as market conditions changed.

Q:  How do you intend to manage the Fund in the coming months?

A: While job creation and inflation numbers remain key indicators to monitor in the coming months, we intend to continue to position the Fund for ongoing economic recovery and a higher interest rate environment. We believe that the Fed will continue to raise interest rates at a measured pace well into the new year. Thus, we intend to keep the Fund's duration shorter than the Lehman Index. We also intend to position the Fund according to our view that valuations of mortgage-backed securities are currently stretched. As always, our strategy is to provide added portfolio value with a moderate amount of risk. Quality issues and security selection remain a priority as we continue to seek attractive buying opportunities.

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9 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Investments in Securities

Government Income Portfolio

Nov. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (98.6%)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

U.S. government obligations & agencies (42.7%)
Federal Farm Credit Bank
   07-17-06               2.13%           $15,100,000                $14,865,195
   10-02-06               2.38             14,600,000                 14,393,060
Federal Home Loan Bank
   03-13-06               2.50             64,785,000                 64,390,264
   05-15-06               3.00             25,570,000                 25,553,763
   05-22-06               2.88             90,080,000                 89,852,187
   12-17-07               3.25             22,660,000                 22,469,883
Federal Home Loan Mtge Corp
   01-15-06               5.25             43,500,000                 44,575,451
   07-15-06               5.50             60,000,000                 62,267,460
   01-30-07               3.00             10,950,000                 10,857,604
   02-15-07               2.38             43,625,000                 42,803,192
   02-23-07               2.85             21,675,000                 21,432,847
   09-15-07               3.50             24,275,000(b)              24,338,479
Federal Natl Mtge Assn
   02-15-06               5.50             15,500,000                 15,961,869
   02-28-06               2.25              6,770,000                  6,709,781
   04-13-06               2.15              4,500,000                  4,447,436
   03-02-07               3.00             16,000,000                 15,896,048
   12-15-07               3.13             21,640,000(b)              21,394,754
   05-15-08               6.00             17,850,000                 19,201,995
Student Loan Mtge Assn
   12-15-32               2.25             16,325,000(d)              16,141,017
   03-15-33               2.16             14,800,000(d)              14,642,528
U.S. Treasury
   11-15-05               5.75             50,710,000                 52,165,935
   12-31-05               1.88             95,920,000                 95,076,958
   01-31-06               1.88             20,820,000                 20,615,048
   03-31-06               1.50             41,400,000                 40,706,219
   11-15-06               3.50             45,210,000(b,l)            45,633,844
   05-15-07               3.13                255,000                    254,880
   08-15-07               2.75             18,450,000                 18,231,626
   08-15-07               3.25             31,150,000                 31,187,723
Total                                                                856,067,046

Commercial mortgage-backed(e)/
Asset-backed securities (3.7%)
AmeriCredit Automobile Receivables Trust
  Series 2004-CA Cl A3
   03-06-09               3.00             12,000,000                 11,898,756
Centex Home Equity
  Series 2001-A Cl A4
   07-25-29               6.47              4,495,890                  4,568,448
Conseco Finance
  Series 2000-D Cl A4
   12-15-25               8.17                828,102                    848,217
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A2
   06-15-26               4.90              9,600,000                  9,894,834
  Series 2004-C6 Cl A2
   08-15-29               4.19              6,165,000                  6,142,436
Morgan Stanley Capital I
  Series 2004-IQ8 Cl A2
   06-15-40               3.96             12,170,000                 12,174,382
Providian Gateway Master Trust
  Series 2004-DA Cl A
   09-15-11               3.35             10,500,000(d)              10,383,513
Residential Asset Securities
  Series 2002-KS1 Cl AI4
   11-25-29               5.86             17,491,205                 17,606,648
Total                                                                 73,517,234

Mortgage-backed securities (52.3%)(e,g)
Federal Home Loan Mtge Corp
   09-01-09               6.50                402,685                    428,715
   10-01-10               7.00              1,253,485                  1,329,707
   03-01-12               7.50              4,963,025                  5,305,394
   07-01-12               5.50                573,511                    594,838
   02-01-13               5.00              3,794,663                  3,881,525
   04-01-13               4.50              2,763,058                  2,784,321
   04-01-13               5.00              3,587,438                  3,669,557
   05-01-13               4.50             23,168,372                 23,347,037
   01-01-14               4.00             12,254,876                 12,181,991
   06-01-15               7.50              9,705,719                 10,421,672
   04-01-17               6.50             29,317,850                 31,161,697
   07-01-17               6.50             15,170,164                 16,055,294

See accompanying notes to investments in securities.

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10 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Mortgage-backed securities (cont.)
Federal Home Loan Mtge Corp (cont.)
   11-01-17               5.00%            $5,724,857                 $5,808,321
   11-01-17               5.50             10,136,971                 10,466,453
   09-01-19               5.50              4,608,097                  4,755,803
   07-01-24               8.00                639,838                    696,360
   01-01-25               9.00                889,614                    998,035
   06-01-25               8.00                736,406                    802,649
   08-01-25               8.00                189,470                    206,513
   05-01-26               9.00              1,383,052                  1,553,278
   08-01-34               5.20              6,264,266(k)               6,300,777
   10-01-34               5.01              8,125,258(k)               8,240,799
  Collateralized Mtge Obligation
   12-15-08               6.00              9,226,855                  9,513,264
   03-15-12               5.00             14,471,288                 14,645,898
   04-15-12               5.00             20,188,292                 20,665,078
   10-15-15               5.00             29,046,000                 29,818,665
   01-15-16               5.00              9,125,000                  9,369,482
   02-15-16               5.00             28,636,488                 29,360,746
   06-15-16               7.00             13,657,036                 14,691,969
   08-15-16               4.00             12,565,455                 12,453,945
   04-15-19               4.50              1,079,293                  1,079,491
   02-15-20               4.50             15,450,000                 15,514,570
   01-15-33               5.00              2,725,656                  2,723,895
  Interest Only
   12-15-12              12.70             14,480,312(i)                 798,272
   02-15-14               7.40             12,411,430(i)                 952,577
   11-15-19              19.12             11,000,000(h,i)             1,390,469
   01-01-20               0.00                 16,807(i)                   3,022
   03-15-25               8.94             12,557,736(i)               1,182,892
   03-15-32               0.00              3,978,680(h,i)               368,037
Federal Natl Mtge Assn
   09-01-07               8.50                154,968                    157,632
   10-01-07               7.50                549,172                    570,661
   12-01-08               7.50                871,020                    905,103
   01-01-09               5.74              3,226,451                  3,397,627
   05-01-09               7.50              1,894,146                  1,968,262
   10-01-09               7.11              4,292,561                  4,791,142
   01-01-10               5.00              1,204,787                  1,230,218
   07-01-11               7.50                920,512                    978,211
   11-01-12               5.00                852,919                    872,442
   12-01-12               5.00              1,347,683                  1,389,041
   04-01-13               5.50             15,554,324                 16,132,750
   05-01-13               5.00             19,490,829                 19,936,985
   05-01-13               5.50              4,764,735                  4,981,149
   05-01-13               6.00              1,038,762                  1,091,195
   06-01-13               5.00              3,507,758                  3,588,053
   08-01-13               4.50              9,436,093                  9,508,707
   10-01-13               6.00              3,053,195                  3,207,308
   12-01-13               5.50              1,646,345                  1,703,967
   01-01-14               5.50                938,009                    970,840
   01-01-14               6.00                565,699                    594,253
   03-01-14               6.00              1,167,253                  1,226,171
   06-01-14               6.50              9,712,993                 10,313,160
   08-01-14               6.50                455,342                    483,247
   09-01-14               6.00              1,988,282                  2,095,450
   08-01-15               5.50             20,457,457                 21,173,466
   06-01-17               6.00             15,812,924                 16,642,947
   06-01-17               6.50              3,748,141                  3,974,358
   06-01-17               7.00                861,841                    914,355
   07-01-17               6.00             33,492,226                 35,246,679
   08-01-17               5.50             22,955,358                 23,775,693
   08-01-17               6.00             13,879,278                 14,568,899
   08-01-17               7.00              1,632,839                  1,732,332
   09-01-17               6.00                510,293                    534,811
   11-01-17               5.50             15,913,521                 16,476,553
   11-01-17               6.00              2,048,233                  2,167,163
   01-01-18               5.50              2,160,973                  2,237,732
   02-01-18               5.50             15,101,690                 15,641,989
   04-01-18               5.50             13,429,470                 13,916,757
   05-01-18               5.50              1,551,918                  1,606,018
   06-01-18               5.50                992,694                  1,027,557
   11-01-21               8.00                274,427                    299,271
   11-01-23               6.00              1,968,981                  2,041,806
   06-01-24               9.00                671,615                    745,857
   02-01-26               6.00                129,181                    133,706
   05-01-26               7.50              1,093,696                  1,176,129
   12-01-28               7.00              2,695,293                  2,869,306
   04-01-31               6.50              4,613,271                  4,860,248
   09-01-31               7.50              3,336,433                  3,581,739
   11-01-31               6.50              1,847,911                  1,940,406
   09-01-32               6.50              2,666,258                  2,799,644
   11-01-32               7.00                312,842                    331,812
   01-01-33               4.74              3,125,933(k)               3,159,834
   02-01-33               4.84             17,596,712(k)              17,943,325
   04-01-33               4.38             13,371,714(k)              13,441,648
   04-01-33               4.59             10,626,706(k)              10,737,084
   05-01-33               4.59              8,736,845(k)               8,828,736
   07-01-33               4.42              4,636,124(k)               4,655,018
   07-01-33               4.45             12,823,608(k)              12,834,388
   07-01-33               4.97              7,299,264(k)               7,256,754
   08-01-33               3.19              1,134,333(k)               1,142,014
   08-01-33               4.11              3,524,094(k)               3,499,117

See accompanying notes to investments in securities.
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11 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn (cont.)
   09-01-33               4.19%            $3,293,854(k)              $3,275,845
   11-25-33               2.91             13,202,000                 13,183,438
   08-01-34               4.53              5,204,362(k)               5,195,306
   09-01-34               4.87              6,935,744(k)               7,023,928
   10-01-34               5.10              7,925,140(k)               8,056,301
   11-01-34               5.07              7,215,016(k)               7,312,419
  Collateralized Mtge Obligation
   03-25-13               4.50              7,553,536                  7,662,872
   10-25-13               5.00             21,468,333                 21,974,300
   12-25-13               4.50             21,428,571                 21,808,429
   05-25-16               4.00             11,160,000                 11,155,290
   07-25-16               4.00             11,000,000                 10,891,090
   10-25-19               4.50             14,410,588                 14,461,894
   07-25-23               5.50             21,000,000                 21,601,005
   12-25-26               4.50              6,531,106                  6,548,378
   12-25-26               8.00              4,709,374                  5,058,461
   06-25-33               6.91              5,331,684(k)               5,407,083
   04-25-34               5.50              4,917,208                  5,057,127
   05-25-34               3.75             10,100,000                  9,971,986
   06-25-34               5.00             12,750,000                 12,896,320
   05-25-42               5.30             10,174,190                 10,270,907
   07-25-42               5.50              9,883,598                  9,895,654
   10-25-42               7.50              5,249,384                  5,633,704
   08-25-43               4.61              7,825,000                  7,857,552
   06-25-44               7.50              5,749,056                  6,166,150
  Interest Only
   12-25-12              13.29             11,818,740(i)                 669,863
   11-25-13              10.08             10,950,000(i)               1,094,754
   08-01-18               0.00                 10,359(i)                   2,326
   01-15-20               0.00                404,232(i)                  75,778
   07-25-22               0.00              1,323,693(i)                 206,249
   03-25-23               7.94              3,180,104(i)                 569,022
   12-25-31               1.19              3,842,568(i)                 790,317
   02-25-32               0.00              7,389,952(h,i)               700,197
  Principal Only
   06-25-21               2.44                 60,710(j)                  56,285
First Horizon Alternative Mtge Securities
   10-25-34               5.46              5,401,310                  5,499,182
GMAC Mtge Corp Loan Trust
  Series 2004-AR2 Cl 3A
   08-19-34               4.45              7,806,463(k)               7,747,576
Govt Natl Mtge Assn
   08-15-13               6.00              1,842,635                  1,944,426
   09-15-14               6.00             10,263,088                 10,830,097
   06-15-33               7.00              3,992,150                  4,261,308
  Collateralized Mtge Obligation
   11-20-13               5.50              7,771,504                  7,925,188
   03-16-20               4.59              9,934,475                 10,068,131
   07-16-21               3.41             13,500,000                 13,221,267
   09-16-21               3.23             14,000,000                 13,660,560
  Interest Only
   03-20-29               7.17              6,898,919(i)                 664,690
GSR Mtge Loan Trust
  Series 2004-10F Cl 1A1
   08-25-19               4.50              3,861,648                  3,885,664
Harborview Mtge Loan Trust
  Series 2004-4 Cl 3A
   06-19-34               2.98             10,768,179(k)              10,643,433
  Series 2004-10 Cl 3A
   06-19-32               5.19              5,825,000(f)               5,906,459
Morgan Stanley Mtge Loan Trust
  Series 2004-10AR Cl 2A1
   11-25-34               5.15              3,766,729(k)               3,802,890
Residential Accredit Loans
  Series 2003-QS17 Cl CB7
   09-25-33               5.50              5,062,484                  5,115,615
Structured Asset Securities
  Series 2004-12H Cl 2A
   04-25-34               5.60              8,993,399(k)               9,160,855
Washington Mutual
  Series 2002-AR15 Cl A5
   12-25-32               4.38              8,767,001(k)               8,808,393
Total                                                              1,049,207,697

Total bonds
(Cost: $1,988,589,562)                                            $1,978,791,977

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Short-term securities (2.8%)(c)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

U.S. government agencies (2.5%)
Federal Home Loan Mtge Corp Disc Nt
   12-02-04               1.85%           $50,000,000                $49,994,862
Federal Natl Mtge Assn Disc Nt
   12-15-04               1.77                800,000                    799,410
Total                                                                 50,794,272

Commercial paper (0.2%)
Variable Funding Capital
   12-01-04               2.07%            $4,400,000                 $4,399,747

Total short-term securities
(Cost: $55,196,849)                                                  $55,194,019

Total investments in securities
(Cost: $2,043,786,411)(m)                                         $2,033,985,996

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Nov. 30, 2004, security was partially or fully on loan. See Note 5 to the financial statements.

(c) Cash collateral received from security lending activity is invested in short-term securities and represents 1.5% of net assets. See Note 5 to the financial statements. 1.3% of net assets is the Portfolio's cash equivalent position.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2004, the value of these securities amounted to $41,167,058 or 2.1% of net assets.

(e) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f) At Nov. 30, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $5,924,104.

(g) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Nov. 30, 2004:

     Security                Principal    Settlement    Proceeds         Value
                               amount        date       receivable

     Federal Natl Mtge Assn
         12-01-19 5.50%     $45,750,000     12-16-04   $47,198,906   $47,165,505
         12-01-19 6.00       18,000,000     12-16-04    18,843,750    18,843,840

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Nov. 30, 2004. At Nov. 30, 2004, the value of inverse floaters represented 0.1% of net assets.

(i) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2004.

--------------------------------------------------------------------------------
13 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

(j) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Nov. 30, 2004.

(k) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2004.

(l) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements.):

     Type of security                                          Notional amount

     Purchase contracts
     U.S. Long Bond, March 2005, 20-year                          $  9,900,000
     U.S. Treasury Note, March 2005, 2-year                         31,900,000

     Sale contracts
     U.S. Treasury Note, Dec. 2004, 5-year                          99,700,000
     U.S. Treasury Note, Dec. 2004, 10-year                          1,000,000
     U.S. Treasury Note, March 2005, 5-year                          2,600,000
     U.S. Treasury Note, March 2005, 10-year                         7,000,000

(m) At Nov. 30, 2004, the cost of securities for federal income tax purposes was approximately $2,043,786,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $  8,090,000
     Unrealized depreciation                                       (17,890,000)
                                                                   -----------
     Net unrealized depreciation                                  $ (9,800,000)
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
14 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
Government Income Portfolio

Nov. 30, 2004 (Unaudited)
Assets
Investments in securities, at value (Note 1)*
   (identified cost $2,043,786,411)                                                      $2,033,985,996
Accrued interest receivable                                                                  10,666,428
Receivable for investment securities sold                                                    82,762,457
                                                                                             ----------
Total assets                                                                              2,127,414,881
                                                                                          -------------
Liabilities
Disbursements in excess of cash on demand deposit                                               571,251
Payable for investment securities purchased                                                  24,274,331
Payable upon return of securities loaned (Note 5)                                            30,385,000
Accrued investment management services fee                                                       27,854
Other accrued expenses                                                                           99,284
Forward sale commitments, at value (proceeds receivable $66,042,656) (Note 1)                66,009,345
                                                                                             ----------
Total liabilities                                                                           121,367,065
                                                                                            -----------
Net assets                                                                               $2,006,047,816
                                                                                         ==============
* Including securities on loan, at value (Note 5)                                        $   29,656,395
                                                                                         --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
15 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Statement of operations
Government Income Portfolio

Six months ended Nov. 30, 2004 (Unaudited)
Investment income
Income:
Interest                                                                                   $ 35,894,543
Fee income from securities lending (Note 5)                                                     105,624
                                                                                                -------
Total income                                                                                 36,000,167
                                                                                             ----------
Expenses (Note 2):
Investment management services fee                                                            5,553,951
Compensation of board members                                                                     7,207
Custodian fees                                                                                   77,298
Audit fees                                                                                       18,563
Other                                                                                            42,699
                                                                                                 ------
Total expenses                                                                                5,699,718
                                                                                              ---------
Investment income (loss) -- net                                                              30,300,449
                                                                                             ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                            (7,621,300)
   Futures contracts                                                                         (3,811,679)
   Options contracts written (Note 6)                                                           880,071
                                                                                                -------
Net realized gain (loss) on investments                                                     (10,552,908)
Net change in unrealized appreciation (depreciation) on investments                           4,714,151
                                                                                              ---------
Net gain (loss) on investments                                                               (5,838,757)
                                                                                             ----------
Net increase (decrease) in net assets resulting from operations                            $ 24,461,692
                                                                                           ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Statements of changes in net assets
Government Income Portfolio

                                                                            Nov. 30, 2004                     May 30, 2004
                                                                          six months ended                     Year ended
                                                                             (Unaudited)
Operations
Investment income (loss) -- net                                           $   30,300,449                   $    76,653,491
Net realized gain (loss) on investments                                      (10,552,908)                      (13,943,876)
Net change in unrealized appreciation (depreciation) on investments            4,714,151                       (56,711,856)
                                                                               ---------                       -----------
Net increase (decrease) in net assets resulting from operations               24,461,692                         5,997,759
                                                                              ----------                         ---------
Proceeds from contributions                                                    1,624,151                         7,986,457
Fair value of withdrawals                                                   (329,146,792)                   (1,233,308,157)
                                                                            ------------                    --------------
Net contributions (withdrawals) from partners                               (327,522,641)                   (1,225,321,700)
                                                                            ------------                    --------------
Total increase (decrease) in net assets                                     (303,060,949)                   (1,219,323,941)
Net assets at beginning of period                                          2,309,108,765                     3,528,432,706
                                                                           -------------                     -------------
Net assets at end of period                                               $2,006,047,816                   $ 2,309,108,765
                                                                          ==============                   ===============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
17 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Notes to Financial Statements

Government Income Portfolio

(Unaudited as to Nov. 30, 2004)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Government Income Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio seeks to provide a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities held by the Portfolio are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and sell put and call options and write put and call options. This may include purchasing mortgage-backed security (MBS) put spread options and writing covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

--------------------------------------------------------------------------------
18 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Short sales

The Portfolio may engage in short sales. In these transactions, the Portfolio sells a security that it does not own. The Portfolio is obligated to replace the security that was short by purchasing it at the market price at the time of replacement or entering into an offsetting transaction with the broker. The price at such time may be more or less than the price at which the Portfolio sold the security.

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its forward-commitments. At Nov. 30, 2004, the Portfolio has entered into outstanding when-issued securities of $5,924,104.

The Portfolio also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Portfolio to "roll over" its purchase commitments, the Portfolio receives negotiated amounts in the form of reductions of the purchase price of the commitment.

--------------------------------------------------------------------------------
19 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Forward sale commitments

The Portfolio may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the "Notes to investments in securities."

Guarantees and indemnifications

Under the Portfolio's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolio. In addition, certain of the Portfolio's contracts with its service providers contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Portfolio cannot be determined and the Portfolio has no historical basis for predicting the likelihood of any such claims.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------
20 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with American Express Financial Corporation (AEFC) to manage its portfolio. Under this agreement AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets that declines from 0.52% to 0.395% annually as the Portfolio's assets increase.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested trustees may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the underlying Fund or other American Express mutual funds. The Portfolio's liability for these amounts is adjusted for market value changes and remains in the Portfolio until distributed in accordance with the Plan.

The Portfolio pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,203,281,781 and $1,472,668,841, respectively, for the six months ended Nov. 30, 2004. Realized gains and losses are determined on an identified cost basis.

4. INTEREST RATE FUTURES CONTRACTS

At Nov. 30, 2004, investments in securities included securities valued at $1,806,647 that were pledged as collateral to cover initial margin deposits on 418 open purchase contracts and 1,103 open sale contracts. The notional market value of the open purchase contracts at Nov. 30, 2004 was $77,712,938 with a net unrealized loss of $278,908. The notional market value of the open sale contracts at Nov. 30, 2004 was $121,086,156 with a net unrealized gain of $1,069,742. See "Summary of significant accounting policies" and "Notes to investments in securities."

5. LENDING OF PORTFOLIO SECURITIES

At Nov. 30, 2004, securities valued at $29,656,395 were on loan to brokers. For collateral, the Portfolio received $30,385,000 in cash. Cash collateral received is invested in short-term securities, which are included in the short-term section of the "Investments in securities." Income from securities lending amounted to $105,624 for the six months ended Nov. 30, 2004. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

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21 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

6. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written are as follows:

                                             Six months ended Nov. 30, 2004
                                                          Puts
                                              Contracts             Premiums
Balance May 31, 2004                              538               $ 579,598
Opened                                            717                 386,461
Closed                                           (179)                (85,988)
Expired                                        (1,076)               (880,071)
                                               ------               ---------
Balance Nov. 30, 2004                              --               $      --
                                               ------               ---------

See "Summary of significant accounting policies."

7. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Portfolio's results.

Ratios/supplemental data
Fiscal period ended May 31,                                              2004(e)      2004      2003      2002      2001
Ratio of expenses to average daily net assets(a)                         .52%(b)      .51%      .50%      .52%      .54%
Ratio of net investment income (loss) to average daily net assets       2.75%(b)     2.65%     3.35%     4.43%     6.13%
Portfolio turnover rate (excluding short-term securities)                 58%         125%      218%      267%      366%
Total return(c)                                                         1.20%(d)      .13%     5.48%     6.27%    10.56%

(a) Expense ratio is based on total expenses of the Portfolio before reduction of earnings credits on cash balances. The ratio does not include feeder fund expenses.

(b)  Adjusted to an annual basis.

(c) Total return is based on a calculated Portfolio NAV and does not reflect payment of a sales charge.

(d)  Not annualized.

(e)  Six months ended Nov. 30, 2004 (Unaudited).

--------------------------------------------------------------------------------
22 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Short Duration U.S. Government Fund

Nov. 30, 2004 (Unaudited)
Assets
Investment in Portfolio (Note 1)                                                                             $2,005,924,956
Capital shares receivable                                                                                           523,317
                                                                                                                    -------
Total assets                                                                                                  2,006,448,273
                                                                                                              -------------
Liabilities
Dividends payable to shareholders                                                                                   711,726
Capital shares payable                                                                                              793,269
Accrued distribution fee                                                                                             29,071
Accrued service fee                                                                                                     320
Accrued transfer agency fee                                                                                           3,184
Accrued administrative services fee                                                                                   2,603
Other accrued expenses                                                                                              595,066
                                                                                                                    -------
Total liabilities                                                                                                 2,135,239
                                                                                                                  ---------
Net assets applicable to outstanding capital stock                                                           $2,004,313,034
                                                                                                             ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                                                     $    4,172,953
Additional paid-in capital                                                                                    2,207,456,248
Excess of distributions over net investment income                                                               (1,795,403)
Accumulated net realized gain (loss) (Note 5)                                                                  (196,545,031)
Unrealized appreciation (depreciation) on investments                                                            (8,975,733)
                                                                                                                 ----------
Total -- representing net assets applicable to outstanding capital stock                                     $2,004,313,034
                                                                                                             ==============
Net assets applicable to outstanding shares:                Class A                                          $1,086,973,208
                                                            Class B                                          $  759,325,315
                                                            Class C                                          $   31,234,189
                                                            Class I                                          $    9,542,277
                                                            Class Y                                          $  117,238,045
Net asset value per share of outstanding capital stock:     Class A shares            226,314,535            $         4.80
                                                            Class B shares            158,085,926            $         4.80
                                                            Class C shares              6,502,910            $         4.80
                                                            Class I shares              1,983,243            $         4.81
                                                            Class Y shares             24,408,665            $         4.80
                                                                                       ----------            --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
23 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Statement of operations
AXP Short Duration U.S. Government Fund

Six months ended Nov. 30, 2004 (Unaudited)
Investment income
Income:
Interest                                                                                                       $ 35,879,965
Fee income from securities lending                                                                                  105,618
                                                                                                                    -------
Total income                                                                                                     35,985,583
                                                                                                                 ----------
Expenses (Note 2):
Expenses allocated from Portfolio                                                                                 5,699,397
Distribution fee
   Class A                                                                                                        1,464,197
   Class B                                                                                                        4,317,787
   Class C                                                                                                          176,417
Transfer agency fee                                                                                               1,621,173
Incremental transfer agency fee
   Class A                                                                                                           78,166
   Class B                                                                                                           92,585
   Class C                                                                                                            4,818
Service fee -- Class Y                                                                                               59,367
Administrative services fees and expenses                                                                           525,612
Compensation of board members                                                                                         5,540
Printing and postage                                                                                                376,340
Registration fees                                                                                                     8,576
Audit fees                                                                                                            6,188
Other                                                                                                                14,964
                                                                                                                     ------
Total expenses                                                                                                   14,451,127
   Expenses waived/reimbursed by AEFC (Note 2)                                                                     (975,969)
                                                                                                                   --------
                                                                                                                 13,475,158
   Earnings credits on cash balances (Note 2)                                                                       (29,260)
                                                                                                                    -------
Total net expenses                                                                                               13,445,898
                                                                                                                 ----------
Investment income (loss) -- net                                                                                  22,539,685
                                                                                                                 ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                                                         (7,620,744)
   Futures contracts                                                                                             (3,811,709)
   Options contracts written                                                                                        880,071
                                                                                                                    -------
Net realized gain (loss) on investments                                                                         (10,552,382)
Net change in unrealized appreciation (depreciation) on investments                                               4,713,978
                                                                                                                  ---------
Net gain (loss) on investments                                                                                   (5,838,404)
                                                                                                                 ----------
Net increase (decrease) in net assets resulting from operations                                                $ 16,701,281
                                                                                                               ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
24 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Statements of changes in net assets
AXP Short Duration U.S. Government Fund
                                                                                     Nov. 30, 2004               May 31, 2004
                                                                                   Six months ended               Year ended
                                                                                      (Unaudited)
Operations and distributions
Investment income (loss) -- net                                                    $   22,539,685           $    53,918,357
Net realized gain (loss) on investments                                               (10,552,382)              (13,943,173)
Net change in unrealized appreciation (depreciation) on investments                     4,713,978               (56,709,554)
                                                                                        ---------               -----------
Net increase (decrease) in net assets resulting from operations                        16,701,281               (16,734,370)
                                                                                       ----------               -----------
Distributions to shareholders from:
   Net investment income
      Class A                                                                         (14,647,990)              (32,141,993)
      Class B                                                                          (7,511,153)              (17,983,822)
      Class C                                                                            (308,294)                 (706,906)
      Class I                                                                            (126,639)                  (10,055)
      Class Y                                                                          (1,587,001)               (3,546,323)
                                                                                       ----------                ----------
Total distributions                                                                   (24,181,077)              (54,389,099)
                                                                                      -----------               -----------
Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                                            164,070,389               429,411,653
   Class B shares                                                                      57,553,634               218,218,185
   Class C shares                                                                       3,959,816                15,463,649
   Class I shares                                                                      10,541,516                 4,117,088
   Class Y shares                                                                      12,729,858                58,935,229
Reinvestment of distributions at net asset value
   Class A shares                                                                      12,974,727                29,532,472
   Class B shares                                                                       6,929,336                17,136,580
   Class C shares                                                                         283,610                   654,048
   Class I shares                                                                         123,159                     9,402
   Class Y shares                                                                       1,069,381                 2,825,788
Payments for redemptions
   Class A shares                                                                    (273,864,641)             (962,651,760)
   Class B shares (Note 2)                                                           (265,570,638)             (819,584,452)
   Class C shares (Note 2)                                                            (10,870,103)              (35,046,321)
   Class I shares                                                                      (5,167,950)                  (15,452)
   Class Y shares                                                                     (11,238,050)             (106,873,614)
                                                                                      -----------              ------------
Increase (decrease) in net assets from capital share transactions                    (296,475,956)           (1,147,867,505)
                                                                                     ------------            --------------
Total increase (decrease) in net assets                                              (303,955,752)           (1,218,990,974)
Net assets at beginning of period                                                   2,308,268,786             3,527,259,760
                                                                                    -------------             -------------
Net assets at end of period                                                        $2,004,313,034           $ 2,308,268,786
                                                                                   ==============           ===============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
25 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Notes to Financial Statements

AXP Short Duration U.S. Government Fund

(Unaudited as to Nov. 30, 2004)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Government Income Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Government Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At Nov. 30, 2004, American Express Financial Corporation (AEFC) and the AXP Portfolio Builder Series funds owned 100% of Class I shares, which represents 0.48% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Government Income Portfolio

The Fund invests all of its assets in Government Income Portfolio (the Portfolio), a series of Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in U.S. government and government agency securities.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund at Nov. 30, 2004 was 99.99%.

--------------------------------------------------------------------------------
26 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

All securities held by the portfolio are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Guarantees and indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

--------------------------------------------------------------------------------
27 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.05% to 0.025% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $20.50

o  Class B $21.50

o  Class C $21.00

o  Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $1,411,429 for Class A, $740,057 for Class B and $6,385 for Class C for the six months ended Nov. 30, 2004.

--------------------------------------------------------------------------------
28 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

For the six months ended Nov. 30, 2004, AEFC and its affiliates waived certain fees and expenses to 0.93% for Class A, 1.68% for Class B, 1.68% for Class C and 0.76% for Class Y. Of these waived fees and expenses, the class specific transfer agency fees waived for Class A, Class B, Class C and Class Y were $505,024, $397,549, $17,500 and $55,896, respectively, which represent 0.08%,
0.09%, 0.09% and 0.09%, respectively, of the Fund's average daily net assets. AEFC and its affiliates have agreed to waive certain fees and expenses until May 31, 2005. Under this agreement, net expenses will not exceed 0.93% for Class A, 1.68% for Class B, 1.68% for Class C, 0.74% for Class I and 0.76% for Class Y of the Fund's average daily net assets.

During the six months ended Nov. 30, 2004, the Fund's transfer agency fees were reduced by $29,260 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                                 Six months ended Nov. 30, 2004
                                              Class A         Class B        Class C        Class I         Class Y
Sold                                       34,044,284      11,941,373        821,782      2,184,288       2,640,693
Issued for reinvested distributions         2,693,303       1,438,372         58,870         25,510         221,991
Redeemed                                  (56,833,675)    (55,113,893)    (2,256,158)    (1,072,187)     (2,331,674)
                                          -----------     -----------     ----------     ----------      ----------
Net increase (decrease)                   (20,096,088)    (41,734,148)    (1,375,506)     1,137,611         531,010
                                          -----------     -----------     ----------      ---------         -------

                                                                     Year ended May 31, 2004
                                              Class A         Class B        Class C       Class I*         Class Y
Sold                                       87,696,692      44,598,088      3,158,063        846,839      12,038,535
Issued for reinvested distributions         6,044,611       3,507,313        133,878          1,941         578,270
Redeemed                                 (196,886,140)   (167,502,146)    (7,170,275)        (3,148)    (21,855,679)
                                         ------------    ------------     ----------         ------     -----------
Net increase (decrease)                  (103,144,837)   (119,396,745)    (3,878,334)       845,632      (9,238,874)
                                         ------------    ------------     ----------        -------      ----------

* Inception date was March 4, 2004.

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by The Bank of New York, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 21, 2004. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.50% or the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with Deutsche Bank. The Fund had no borrowings outstanding during the six months ended Nov. 30, 2004.

--------------------------------------------------------------------------------
29 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $274,375,673 at May 31, 2004, that if not offset by capital gains will expire as follows:

                  2007             2008              2009             2012
                 $15,230        $35,158,847      $117,356,906     $121,844,690

It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended May 31,                                              2004(g)         2004       2003        2002        2001
Net asset value, beginning of period                                    $4.82           $4.94      $4.85       $4.78       $4.59
                                                                        -----           -----      -----       -----       -----
Income from investment operations:
Net investment income (loss)                                              .06             .11        .15         .19         .27
Net gains (losses) (both realized and unrealized)                        (.02)           (.12)       .09         .08         .19
                                                                        -----           -----      -----       -----       -----
Total from investment operations                                          .04            (.01)       .24         .27         .46
                                                                        -----           -----      -----       -----       -----
Less distributions:
Dividends from net investment income                                     (.06)           (.11)      (.15)       (.20)       (.27)
                                                                        -----           -----      -----       -----       -----
Net asset value, end of period                                          $4.80           $4.82      $4.94       $4.85       $4.78
                                                                        -----           -----      -----       -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                $1,087          $1,188     $1,728      $1,185      $1,047
Ratio of expenses to average daily net assets(b)                         .93%(c),(d)     .97%       .95%        .95%        .98%
Ratio of net investment income (loss) to average daily net assets       2.34%(c)        2.19%      2.90%       4.01%       5.72%
Portfolio turnover rate (excluding short-term securities)                 58%            125%       218%        267%        366%
Total return(e)                                                          .86%(f)        (.24%)     4.90%       5.77%      10.19%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Adjusted to an annual basis.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 1.01% for the six months ended Nov. 30, 2004.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Nov. 30, 2004 (Unaudited).

--------------------------------------------------------------------------------
30 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended May 31,                                              2004(g)         2004       2003        2002        2001
Net asset value, beginning of period                                    $4.82           $4.94      $4.85       $4.78       $4.59
                                                                        -----           -----      -----       -----       -----
Income from investment operations:
Net investment income (loss)                                              .04             .07        .11         .16         .24
Net gains (losses) (both realized and unrealized)                        (.02)           (.12)       .09         .08         .18
                                                                        -----           -----      -----       -----       -----
Total from investment operations                                          .02            (.05)       .20         .24         .42
                                                                        -----           -----      -----       -----       -----
Less distributions:
Dividends from net investment income                                     (.04)           (.07)      (.11)       (.17)       (.23)
                                                                        -----           -----      -----       -----       -----
Net asset value, end of period                                          $4.80           $4.82      $4.94       $4.85       $4.78
                                                                        -----           -----      -----       -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                  $759            $963     $1,578      $1,104        $912
Ratio of expenses to average daily net assets(b)                        1.68%(c),(d)    1.72%      1.71%       1.71%       1.73%
Ratio of net investment income (loss) to average daily net assets       1.59%(c)        1.44%      2.15%       3.25%       4.96%
Portfolio turnover rate (excluding short-term securities)                 58%            125%       218%        267%        366%
Total return(e)                                                          .48%(f)        (.99%)     4.11%       4.98%       9.36%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Adjusted to an annual basis.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 1.77% for the six months ended Nov. 30, 2004.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Nov. 30, 2004 (Unaudited).

--------------------------------------------------------------------------------
31 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended May 31,                                              2004(h)         2004       2003        2002        2001(b)
Net asset value, beginning of period                                    $4.82           $4.94      $4.85       $4.78       $4.63
                                                                        -----           -----      -----       -----       -----
Income from investment operations:
Net investment income (loss)                                              .04             .07        .11         .16         .22
Net gains (losses) (both realized and unrealized)                        (.02)           (.12)       .09         .08         .14
                                                                        -----           -----      -----       -----       -----
Total from investment operations                                          .02            (.05)       .20         .24         .36
                                                                        -----           -----      -----       -----       -----
Less distributions:
Dividends from net investment income                                     (.04)           (.07)      (.11)       (.17)       (.21)
                                                                        -----           -----      -----       -----       -----
Net asset value, end of period                                          $4.80           $4.82      $4.94       $4.85       $4.78
                                                                        -----           -----      -----       -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                   $31             $38        $58         $29          $7
Ratio of expenses to average daily net assets(c)                        1.68%(d),(e)    1.73%      1.72%       1.72%       1.73%(d)
Ratio of net investment income (loss) to average daily net assets       1.60%(d)        1.44%      2.10%       3.09%       4.93%(d)
Portfolio turnover rate (excluding short-term securities)                 58%            125%       218%        267%        366%
Total return(f)                                                          .48%(g)        (.99%)     4.11%       4.98%       8.08%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 1.77% for the six months ended Nov. 30, 2004.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

(h)  Six months ended Nov. 30, 2004 (Unaudited).

--------------------------------------------------------------------------------
32 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Class I
Per share income and capital changes(a)
Fiscal period ended May 31,                                              2004(g)         2004(b)
Net asset value, beginning of period                                    $4.83           $4.90
                                                                        -----           -----
Income from investment operations:
Net investment income (loss)                                              .06             .03
Net gains (losses) (both realized and unrealized)                        (.01)           (.07)
                                                                        -----           -----
Total from investment operations                                          .05            (.04)
                                                                        -----           -----
Less distributions:
Dividends from net investment income                                     (.07)           (.03)
                                                                        -----           -----
Net asset value, end of period                                          $4.81           $4.83
                                                                        -----           -----
Ratios/supplemental data
Net assets, end of period (in millions)                                   $10              $4
Ratio of expenses to average daily net assets(c)                         .61%(d)         .63%(d)
Ratio of net investment income (loss) to average daily net assets       2.67%(d)        2.74%(d)
Portfolio turnover rate (excluding short-term securities)                 58%            125%
Total return(e)                                                         1.02%(f)        (.87%)(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Nov. 30, 2003 (Unaudited).

--------------------------------------------------------------------------------
33 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended May 31,                                              2004(g)         2004       2003        2002        2001
Net asset value, beginning of period                                    $4.82           $4.94      $4.85       $4.78       $4.59
                                                                        -----           -----      -----       -----       -----
Income from investment operations:
Net investment income (loss)                                              .06             .12        .15         .20         .28
Net gains (losses) (both realized and unrealized)                        (.02)           (.12)       .09         .08         .19
                                                                        -----           -----      -----       -----       -----
Total from investment operations                                          .04              --        .24         .28         .47
                                                                        -----           -----      -----       -----       -----
Less distributions:
Dividends from net investment income                                     (.06)           (.12)      (.15)       (.21)       (.28)
                                                                        -----           -----      -----       -----       -----
Net asset value, end of period                                          $4.80           $4.82      $4.94       $4.85       $4.78
                                                                        -----           -----      -----       -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                  $117            $115       $164        $188        $161
Ratio of expenses to average daily net assets(b)                         .76%(c),(d)     .81%       .79%        .79%        .82%
Ratio of net investment income (loss) to average daily net assets       2.51%(c)        2.35%      3.12%       4.17%       5.89%
Portfolio turnover rate (excluding short-term securities)                 58%            125%       218%        267%        366%
Total return(e)                                                          .95%(f)        (.08%)     5.07%       5.93%      10.36%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Adjusted to an annual basis.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 0.85% for the six months ended Nov. 30, 2004.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Nov. 30, 2004 (Unaudited).

--------------------------------------------------------------------------------
34 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Fund Expenses Example

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2004.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
35 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

                                                          Beginning                  Ending                  Expenses paid
                                                        account value             account value            during the period
                                                        June 1, 2004              Nov. 30, 2004       June 1, 2004-Nov. 30, 2004
Class A
   Actual(a)                                               $1,000                   $1,008.60                  $4.76(b)
   Hypothetical (5% return before expenses)                $1,000                   $1,020.74                  $4.79(b)
Class B
   Actual(a)                                               $1,000                   $1,004.80                  $8.58(c)
   Hypothetical (5% return before expenses)                $1,000                   $1,016.92                  $8.63(c)
Class C
   Actual(a)                                               $1,000                   $1,004.80                  $8.58(d)
   Hypothetical (5% return before expenses)                $1,000                   $1,016.92                  $8.63(d)
Class I
   Actual(a)                                               $1,000                   $1,010.20                  $3.12(e)
   Hypothetical (5% return before expenses)                $1,000                   $1,022.37                  $3.14(e)
Class Y
   Actual(a)                                               $1,000                   $1,009.50                  $3.89(f)
   Hypothetical (5% return before expenses)                $1,000                   $1,021.61                  $3.91(f)

(a) Based on the actual return for the six months ended Nov. 30, 2004: +0.86% for Class A, +0.48% for Class B, +0.48% for Class C, +1.02% for Class I and +0.95% for Class Y.

(b) Expenses are equal to the Fund's Class A annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(c) Expenses are equal to the Fund's Class B annualized expense ratio of 1.68%, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(d) Expenses are equal to the Fund's Class C annualized expense ratio of 1.68%, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(e) Expenses are equal to the Fund's Class I annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(f) Expenses are equal to the Fund's Class Y annualized expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

--------------------------------------------------------------------------------
36 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling
(800) 862-7919; by looking at the website americanexpress.com/funds; or by searching the website of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on americanexpress.com/funds or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283. In addition, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at http://www.sec.gov.

--------------------------------------------------------------------------------
37 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

High Yield Portfolio is the master fund in a master/feeder operating structure. The two entities invested in High Yield Portfolio are AXP High Yield Bond Fund and American Express Financial Corporation. The shareholder report filed with this Form is the report provided to shareholders of AXP High Yield Bond Fund.

AXP(R)
  High Yield
           Bond
            Fund

                                                               Semiannual Report
                                                            for the Period Ended
                                                                   Nov. 30, 2004

AXP High Yield Bond Fund seeks to provide shareholders with high current income as its primary goal and, as its secondary goal, capital growth.

(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
Funds                                                                 (R)

Table of Contents

Fund Snapshot                                                         3

Performance Summary                                                   4

Questions & Answers  with Portfolio Management                        6

Investments in Securities                                             9

Financial Statements (Portfolio)                                     20

Notes to Financial Statements (Portfolio)                            23

Financial Statements (Fund)                                          27

Notes to Financial Statements (Fund)                                 30

Fund Expenses Example                                                39

Proxy Voting                                                         41

(logo) Dalbar

American Express(R) Funds' reports to shareholders have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

--------------------------------------------------------------------------------
2   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

Fund Snapshot AT NOV. 30, 2004

PORTFOLIO MANAGER

Portfolio manager                 Since               Years in industry
Scott Schroepfer, CFA*            3/99                       18

* This Fund is managed by a team of portfolio managers led by Scott Schroepfer. This team is part of the high-yield team led by Jennifer Ponce de Leon.

FUND OBJECTIVE

For investors primarily seeking high current income and, secondarily, capital growth.

Inception dates by class
A: 12/8/83      B: 3/20/95      C: 6/26/00      Y: 3/20/95

Ticker symbols by class
A: INEAX        B: IEIBX        C: APECX        Y: --

Total net assets                                         $2.674 billion

Number of holdings                                                  278

Weighted average life(1)                                      5.2 years

Effective duration(2)                                         4.3 years

Weighted average bond rating(3)                                       B

(1) Weighted average life measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) Effective duration measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) Weighted average bond rating represents the average credit quality of the underlying bonds in the portfolio.

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

         DURATION
SHORT      INT.       LONG
                            HIGH
                            MEDIUM   QUALITY
            X               LOW

SECTOR COMPOSITION

Percentage of portfolio assets

(pie chart)

Consumer discretionary 27.9%
Materials 14.6%
Industrials 10.0%
Utilities 8.6%
Telecommunications 7.8%
Information technology 6.5%
Health care 6.4%
Energy 4.5%
Consumer staples 4.3%
Financials 4.3%
Short-term securities 2.3%
Telecommunication services 0.8%
Other 2.0%

CREDIT QUALITY SUMMARY

Percentage of portfolio assets

A bonds                                                            0.3%
BBB bonds                                                          0.5%
BB bonds                                                          26.0%
B bonds                                                           58.6%
CCC bonds                                                         14.3%
Non-rated bonds                                                    0.3%

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate.

Higher yield corporate "junk" bond prices may fluctuate more broadly than prices of higher quality bonds. Risk of principal and income also is greater than with higher quality securities.

Fund holdings are subject to change.

--------------------------------------------------------------------------------
3   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

Performance Summary

[bar chart]
                             PERFORMANCE COMPARISON
                     For the six-month period ended Nov. 30, 2004

               [bar 1]                [bar 2]               [bar 3]
               +10.34%                 +9.02%                +8.71%

[bar 1] AXP High Yield Bond Fund Class A (exchanging sales charge) [bar 2] JP Morgan Global High Yield Index(1) (unmanaged)
[bar 3] Lipper High Current Yield Bond Funds Index(2)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.americanexpress.com/funds. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

(1) The JP Morgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high yield corporate debt market of both developed and emerging markets. The securities used to create the index may not be representative of the bonds held in the Fund.

(2) The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

AXP High Yield Bond Fund

SEC YIELDS
                        Class A   Class B   Class C    Class Y
At Nov. 30, 2004         5.08%     4.58%     4.57%      5.51%
At Dec. 31, 2004         5.03%     4.53%     4.54%      5.47%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 5 for additional performance information.

--------------------------------------------------------------------------------
4   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

Performance Summary

AVERAGE ANNUAL TOTAL RETURNS

                              Class A                  Class B                      Class C                Class Y
(Inception dates)            (12/8/83)                (3/20/95)                    (6/26/00)              (3/20/95)
                         NAV(1)      POP(2)       NAV(1)    After CDSC(3)   NAV(1)     After CDSC(4)   NAV(5)    POP(5)
at Nov. 30, 2004
6 months*               +10.34%      +5.08%       +9.93%       +4.93%       +9.95%        +8.95%      +10.44%   +10.44%
1 year                  +13.26%      +7.88%      +12.41%       +8.41%      +12.44%       +12.44%      +13.45%   +13.45%
3 years                  +8.74%      +6.99%       +7.92%       +7.06%       +8.09%        +8.09%       +8.91%    +8.91%
5 years                  +4.35%      +3.34%       +3.56%       +3.43%         N/A           N/A        +4.51%    +4.51%
10 years                 +6.79%      +6.28%         N/A          N/A          N/A           N/A          N/A       N/A
Since inception          +8.38%      +8.13%       +5.68%       +5.68%       +4.45%        +4.45%       +6.63%    +6.63%

at Dec. 31, 2004
6 months*                +9.82%      +4.61%       +9.41%       +4.41%       +9.46%        +8.46%       +9.92%    +9.92%
1 year                  +11.76%      +6.44%      +10.93%       +6.93%      +10.58%       +10.58%      +11.95%   +11.95%
3 years                  +9.33%      +7.57%       +8.51%       +7.66%       +8.43%        +8.43%       +9.50%    +9.50%
5 years                  +4.20%      +3.19%       +3.41%       +3.28%         N/A           N/A        +4.36%    +4.36%
10 years                 +7.01%      +6.49%         N/A          N/A          N/A           N/A          N/A       N/A
Since inception          +8.41%      +8.16%       +5.76%       +5.76%       +4.56%        +4.56%       +6.70%    +6.70%

* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

--------------------------------------------------------------------------------
5   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

Questions & Answers
        WITH PORTFOLIO MANAGEMENT

Below, portfolio manager Scott Schroepfer discusses AXP High Yield Bond Fund's results and positioning for the semiannual period ended Nov. 30, 2004.

Q: How did AXP High Yield Bond Fund perform for the six-month period ended Nov. 30, 2004?

A: AXP High Yield Bond Fund rose 10.34% (Class A shares excluding sales charge) for the six months ended Nov. 30, 2004, outperforming its benchmark, the JP Morgan Global High Yield Index (JP Morgan Index), which advanced 9.02% during the period. The Fund also outperformed its peer group, the Lipper High Current Yield Bond Funds Index, which returned 8.71% during the same time frame.

Q:   How did market conditions and sector positioning affect performance?

A: The high yield bond market provided strong returns over the period. Reports of ongoing economic growth, all-time low default rates and attractive market technicals from a supply/demand perspective combined to support the high yield bond market. Rate hikes of 25 basis points (0.25%) in June, August, September and November were widely expected by investors and were already priced into the market. By mid-December, the targeted federal funds rate stood at 2.25%.

     The Fund benefited from strong sector selection during the six-month period. We had a larger-than-JP Morgan Index position in the chemical sector, which performed well against the improving economic backdrop and increasing investor appetite for risk. Many chemical companies have been able to raise prices, more than offsetting rising costs for commodities such as oil. Within telecommunications, the wireless sector had strong performance for the period. Our larger-than-JP Morgan Index position in telecommunications boosted performance.

Q: Which bonds were the best and worst performers for the Fund during the six-month period?

A: Two specific bond holdings that contributed to performance in the chemical sector included Celanese and Resolution Performance. Celanese announced an initial public offering during the period, which drove bond prices substantially higher. Resolution Performance performed poorly earlier in the year based primarily on their highly leveraged balance sheet. However we held this security believing that as the economy improved further, this economically sensitive company's debt issue would rebound. The company's performance this period supported our position.

--------------------------------------------------------------------------------
6   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

Questions & Answers

(begin callout quote)> Reports of ongoing economic growth, all-time low default rates and attractive market technicals from a supply/demand perspective combined to support the high yield bond market. (end callout quote)

     Within the industrial sector, Motors & Gears benefited from investors' willingness to take risk as well as the company's improving results. We held a larger-than-JP Morgan Index position in cable and media. Earlier this year, we added German cable company Kabel Deutschland to the Fund's portfolio. During the six-month period, Kabel Deutschland outpaced the returns in the cable TV sector.

     Our disappointments included Portrait Corporation of America, Inc., a retail portrait studios operator and portrait photography provider for Wal-Mart stores. The company struggled as higher gas prices reduced consumer demand. Hurricane damage in the southeast also negatively affected store sales. The price of Worldspan Bonds (an electronic reservation firm for the travel industry) was also suppressed during the period but has since started coming back.

Q: What changes did you make to the portfolio and how is it currently positioned?

A: The Fund currently has greater-than- JP Morgan Index positions in wireless, cable, and the paper and packaging sectors. We have neutral positions in gaming, health care and media during the period.

     o We decreased our exposure to chemicals because of the sector's good performance over the past six months. We are not negative on the sector, but we believe prices have reached fair value and a large exposure is not warranted.

     o    We trimmed our position in energy primarily due to valuations.

     o We reduced our exposure to industrials. We believed the economic growth would bolster the results of these companies but these bonds are trading at levels we don't feel are attractive enough to warrant large exposures.

--------------------------------------------------------------------------------
7   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

Questions & Answers

(begin callout quote)> The high yield market had an incredible run in 2003 and 2004. It does not seem prudent to take excessive risk. (end callout quote)

Q:   What is the Fund's tactical view and strategy for the months ahead?

A: We are generally optimistic about the high yield bond market from a fundamental perspective, tempering our view with the fact that much of the good news is already priced into the market. We expect the U.S. economy to improve during the months ahead and inflation to inch upward but remain under control. We believe interest rates will trend gradually upward into 2005. Rising interest rates are typically negative for the fixed income market in general; however, historically, high yield bonds have outperformed other fixed income asset classes on a relative basis in a gradually rising rate environment.

     Differences in yields between Treasuries and securities in the high yield market are at historically tight levels. The high yield market had an incredible run in 2003 and 2004. Currently, it does not seem prudent to take excessive risk. We continue to diligently upgrade credit quality given the fact that overall market valuations are high and credit spreads are tight.

     We will continue to monitor the pace of U.S. economic growth, the actions of the Federal Reserve Board and the quality of new issues in the high yield bond market. We believe that good security selection based on quality and in-depth security research is key to performance in the near term. Thus, we will continue to seek opportunities to capitalize on attractively valued bonds that have the potential for positive returns.

--------------------------------------------------------------------------------
8   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

Investments in Securities

High Yield Portfolio

Nov. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (93.2%)
Issuer                  Coupon               Principal              Value(a)
                         rate                 amount

Aerospace & defense (1.4%)
L-3 Communications
   06-15-12               7.63%           $13,605,000             $14,863,463
   07-15-13               6.13             13,575,000              13,982,250
Standard Aero Holdings
  Sr Sub Nts
   09-01-14               8.25              8,060,000(d)            8,624,200
Total                                                              37,469,913

Automotive & related (2.0%)
Advanced Accessory Systems LLC
  Sr Nts
   06-15-11              10.75              9,180,000               8,721,000
ArvinMeritor
   02-15-09               6.80             12,475,000              12,818,063
Tenneco Automotive
  Series B
   07-15-13              10.25              8,225,000               9,684,938
  Sr Sub Nts
   11-15-14               8.63              8,760,000(d)            9,110,400
TRW Automotive
  Sr Nts
   02-15-13               9.38             11,140,000              12,978,099
Total                                                              53,312,500

Broker dealers (0.6%)
LaBranche & Co
  Sr Nts
   05-15-09               9.50              1,550,000               1,579,063
   05-15-12              11.00             12,900,000              13,803,000
Total                                                              15,382,063

Building materials & construction (0.5%)
Associated Materials
   04-15-12               9.75              5,960,000               6,824,200
Norcraft Companies LP/Finance
  Sr Sub Nts
   11-01-11               9.00              6,175,000               6,715,313
Total                                                              13,539,513

Cable (8.4%)
Cablevision Systems
  Sr Nts
   04-01-09               6.67              5,190,000(d,k)          5,423,550
   04-15-12               8.00             12,120,000(d)           12,907,800
CCO Holdings LLC/Capital
  Sr Nts
   11-15-13               8.75             16,115,000(k)           16,558,162
Charter Communications Holdings LLC/Capital
  Sr Disc Nts
   04-01-11               9.92              7,040,000               5,790,400
  Sr Disc Nts (Zero coupon through 01-15-07,
  thereafter 12.13%)
   01-15-12              21.60             15,210,000(f)            9,354,150
Charter Communications Operating LLC/Capital
  Sr Nts
   04-30-12               8.00             17,070,000(d)           17,667,449
CSC Holdings
  Sr Nts
   07-15-08               7.25              7,830,000               8,221,500
   04-15-12               6.75              6,000,000(d)            6,150,000
  Sr Sub Deb
   05-15-16              10.50             10,405,000              11,783,663
DIRECTV Holdings LLC/Finance
  Sr Nts
   03-15-13               8.38             22,950,000              25,876,124
Echostar DBS
   10-01-14               6.63             14,125,000(d)           14,301,563
  Sr Nts
   10-01-11               6.38              8,855,000               9,054,238
Kabel Deutschland
  (U.S. Dollar)
   07-01-14              10.63             12,750,000(c,d)         14,662,500
LodgeNet Entertainment
  Sr Sub Deb
   06-15-13               9.50              6,275,000               6,933,875
Mediacom LLC/Capital
  Sr Nts
   01-15-13               9.50              9,415,000               9,203,163

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
9   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

Issuer                  Coupon               Principal              Value(a)
                         rate                 amount

Cable (cont.)
NTL Cable
  (U.S. Dollar) Sr Nts
   04-15-14               8.75%            $8,975,000(c,d)        $10,052,000
Rainbow Natl Services LLC
  Sr Nts
   09-01-12               8.75             11,250,000(d)           11,896,875
  Sr Sub Deb
   09-01-14              10.38              7,200,000(d)            7,632,000
Rogers Cable
  (U.S. Dollar)
   06-15-13               6.25              4,155,000(c)            4,144,613
Videotron Ltee
  (U.S. Dollar)
   01-15-14               6.88             16,860,000(c)           17,407,949
Total                                                             225,021,574

Cellular telecommunications (7.6%)
AirGate PCS
   10-15-11               5.85              4,095,000(d,k)          4,187,138
Alamosa Delaware
   07-31-10              11.00             13,285,000              15,510,237
  Sr Nts
   01-31-12               8.50              9,280,000               9,976,000
American Tower
  Sr Nts
   10-15-12               7.13              9,810,000(d)            9,932,625
American Towers
   12-01-11               7.25              9,825,000              10,316,250
Crown Castle Intl
  Sr Nts
   08-01-11               9.38             10,705,000              11,989,600
   12-01-13               7.50              9,765,000              10,472,963
Dobson Cellular Systems
   11-01-11               6.96              5,115,000(d,k)          5,230,088
   11-01-11               8.38              5,115,000(d)            5,242,875
   11-01-12               9.88             10,860,000(d)           10,642,800
Horizon PCS
  Sr Nts
   07-15-12              11.38              9,205,000(d)           10,079,475
Nextel Communications
  Sr Nts
   10-31-13               6.88             12,000,000              12,959,999
   08-01-15               7.38             21,240,000              23,363,999
Rogers Wireless Communications
  (U.S. Dollar)
   12-15-10               5.53              3,215,000(c,d,k)        3,327,525
   12-15-12               7.25              6,070,000(c,d)          6,305,213
   03-01-14               6.38             10,700,000(c)           10,432,500
  (U.S. Dollar) Sr Sub Nts
   12-15-12               8.00              7,340,000(c,d)          7,615,250
Rural Cellular
   03-15-12               8.25              9,740,000              10,202,650
SBA Telecommunications
  Sr Disc Nts (Zero coupon through 12-15-07,
  thereafter 9.75%)
   12-15-11               9.62             18,675,000(f)           15,546,937
US Unwired
  Series B
   06-15-12              10.00              8,660,000               9,547,650
Total                                                             202,881,774

Chemicals (4.1%)
Airgas
  Sr Sub Nts
   07-15-14               6.25              5,560,000               5,601,700
BCP Caylux Holdings Luxembourg
  (U.S. Dollar) Sr Sub Nts
   06-15-14               9.63             19,755,000(c,d)         22,174,987
Crystal US Holdings 3 LLC/Sub 3
  Sr Disc Nts (Zero coupon through 10-1-09,
  thereafter 10.50%)
   10-01-14              10.51             18,050,000(d,f)         12,183,750
Equistar Chemicals LP/Funding
   09-01-08              10.13              7,200,000               8,262,000
  Sr Nts
   05-01-11              10.63              8,930,000              10,314,150
Georgia Gulf
  Sr Nts
   12-15-13               7.13              7,695,000               8,195,175
Huntsman Intl LLC
   03-01-09               9.88              2,605,000               2,845,963
Huntsman LLC
   07-15-12              11.50              2,755,000(d)            3,244,013
INVISTA
  (U.S. Dollar)
   05-01-12               9.25             17,915,000(c,d)         19,885,650

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

Issuer                  Coupon               Principal              Value(a)
                         rate                 amount

Chemicals (cont.)
Rhodia
  (U.S. Dollar) Sr Nts
   06-01-10              10.25%           $10,350,000(c)          $11,488,500
Rockwood Specialties Group
  Sr Sub Nts
   05-15-11              10.63              3,230,000               3,674,125
  Sub Nts
   11-15-14               7.50              2,750,000(d)            2,818,750
Total                                                             110,688,763

Electronics (0.2%)
Communications & Power Inds
  Sr Sub Nts
   02-01-12               8.00              4,050,000               4,252,500

Energy (2.6%)
Chesapeake Energy
  Sr Nts
   09-15-13               7.50              1,900,000               2,090,000
   06-15-14               7.50              8,500,000               9,392,500
   08-15-14               7.00             11,095,000              11,982,600
   01-15-16               6.88              3,000,000               3,165,000
Encore Acquisition
   06-15-12               8.38              4,805,000               5,309,525
  Sr Sub Nts
   04-15-14               6.25              4,005,000               4,085,100
Hilcorp Energy I LP/Finance
  Sr Nts
   09-01-10              10.50             13,090,000(d)           14,922,600
Newfield Exploration
  Sr Sub Nts
   08-15-12               8.38              9,395,000              10,569,375
   09-01-14               6.63              5,950,000(d)            6,381,375
Total                                                              67,898,075

Energy equipment & services (1.8%)
CHC Helicopter
  (U.S. Dollar) Sr Sub Nts
   05-01-14               7.38              1,555,000(c)            1,640,525
Grant Prideco
  Series B
   12-01-07               9.63             11,700,000              13,162,500
Grant Prideco Escrow
   12-15-09               9.00              2,830,000               3,148,375
Key Energy Services
  Series C
   03-01-08               8.38              4,330,000               4,535,675
  Sr Nts
   05-01-13               6.38              9,850,000               9,973,125
Offshore Logistics
   06-15-13               6.13              5,215,000               5,345,375
Pacific Energy Partners LP/Finance
  Sr Nts
   06-15-14               7.13             10,755,000              11,561,625
Total                                                              49,367,200

Environmental services (0.5%)
Clean Harbors
   07-15-12              11.25              6,330,000(d)            7,057,950
Waste Services
  Sr Sub Nts
   04-15-14               9.50              6,710,000(d)            6,642,900
Total                                                              13,700,850

Financial services (1.3%)
Elan Finance
  (U.S. Dollar) Sr Nts
   11-15-11               7.75              8,660,000(c,d)          9,222,900
Metris Companies
   07-15-06              10.13             10,515,000              10,751,588
   05-06-07              11.78             13,750,000(d)           14,437,500
Total                                                              34,411,988

Food (1.9%)
ASG Consolidated LLC/Finance
  Sr Disc Nts (Zero coupon through 11-1-09,
  thereafter 11.50%)
   11-01-11              11.54             14,365,000(d,f)          9,157,688
B&G Foods Holdings
  Sr Nts
   10-01-11               8.00              4,515,000               4,740,750
Burns Philp Capital Property
  (U.S. Dollar) Sr Sub Nts
   02-15-11              10.75             25,725,000(c)           28,940,625
Del Monte
  Series B
   05-15-11               9.25              6,645,000               7,276,275
Total                                                              50,115,338

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
11   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

Issuer                  Coupon               Principal              Value(a)
                         rate                 amount

Furniture & appliances (0.7%)
Norcraft Holdings/Capital
  Sr Disc Nts (Zero coupon through 09-01-08,
  thereafter 9.75%)
   09-01-12               9.45%           $13,650,000(d,f)        $10,135,125
Sealy Mattress
  Sr Sub Nts
   06-15-14               8.25              3,170,000               3,352,275
Simmons Bedding
  Sr Sub Nts
   01-15-14               7.88              4,590,000               4,773,600
Total                                                              18,261,000

Health care products (0.6%)
AAC Group Holding
  Sr Disc Nts (Zero coupon through 10-1-08,
  thereafter 10.25%)
   10-01-12              10.07              9,510,000(d,f)          6,419,250
Valeant Pharmaceuticals Intl
  Sr Nts
   12-15-11               7.00              4,920,000               5,067,600
VWR Intl
  Sr Nts
   04-15-12               6.88              4,000,000(d)            4,160,000
Total                                                              15,646,850

Health care services (5.7%)
Ardent Health Services
  Sr Sub Nts
   08-15-13              10.00              5,035,000               5,047,588
Cardinal Health
   06-15-15               4.00              8,400,000               7,365,700
Concentra Operating
   06-01-12               9.13              4,610,000(d)            5,232,350
HCA
   12-01-09               5.50              6,820,000               6,787,250
   01-15-15               6.38             11,630,000              11,524,272
  Sr Nts
   03-15-14               5.75             10,000,000               9,576,130
IASIS Healthcare LLC/Capital
  Sr Sub Nts
   06-15-14               8.75             13,950,000(d)           15,100,875
MedCath Holding
  Sr Nts
   07-15-12               9.88             10,755,000(d)           11,722,950
NeighborCare
  Sr Sub Nts
   11-15-13               6.88              6,765,000               7,086,338
Service Corp Intl
  Sr Nts
   04-01-16               6.75              5,975,000               6,273,750
Tenet Healthcare
  Sr Nts
   07-01-14               9.88              7,615,000(d)            8,186,125
Triad Hospitals
  Sr Nts
   05-15-12               7.00             18,530,000              19,549,149
US Oncology
  Sr Nts
   08-15-12               9.00              4,990,000(d)            5,538,900
  Sr Sub Nts
   08-15-14              10.75              7,470,000(d)            8,534,475
Vanguard Health Holding I LLC
  Sr Disc Nts (Zero coupon through 10-1-09,
  thereafter 11.25%
   10-01-15              11.14             14,365,000(d,f)          8,978,125
Vanguard Health Holding II LLC
  Sr Sub Nts
   10-01-14               9.00             14,870,000(d)           15,799,374
Total                                                             152,303,351

Home building (2.0%)
KB HOME
  Sr Nts
   02-01-14               5.75              6,660,000               6,543,450
Meritage Homes
   06-01-11               9.75              9,825,000              10,930,313
Schuler Homes
   07-15-11              10.50              8,365,000               9,536,100
Standard Pacific
  Sr Sub Nts
   04-15-12               9.25              2,705,000               3,158,088
WCI Communities
   02-15-11              10.63             11,205,000              12,521,587
  Sr Sub Nts
   10-01-13               7.88              5,495,000               5,824,700
William Lyon Homes
  Sr Nts
   02-15-14               7.50              6,250,000               6,031,250
Total                                                              54,545,488

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
12   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

Issuer                  Coupon               Principal              Value(a)
                         rate                 amount

Household products (1.1%)
Amscan Holdings
  Sr Sub Nts
   05-01-14               8.75%            $3,630,000              $3,639,075
Jostens Holding
  Sr Disc Nts (Zero coupon through 12-01-08,
  thereafter 10.25%)
   12-01-13              10.08              6,815,000(f)            4,838,650
Jostens IH
   10-01-12               7.63              7,730,000(d)            8,116,500
Seminis
  Sr Sub Nts
   10-01-13              10.25             11,985,000              13,543,050
Total                                                              30,137,275

Industrial services (2.3%)
Allied Waste North America
   11-15-10               6.50              5,080,000               4,902,200
   09-01-12               9.25              5,630,000               6,010,025
   02-15-14               6.13              8,825,000               8,141,063
  Sr Nts Series B
   04-15-14               7.38             13,755,000              12,826,538
Da-Lite Screen
  Sr Nts
   05-15-11               9.50              5,675,000               6,100,625
Interline Brands
  Sr Sub Nts
   05-15-11              11.50             12,365,000              13,786,974
Natl Waterworks
  Series B
   12-01-12              10.50              8,990,000              10,091,275
Total                                                              61,858,700

Industrial transportation (1.3%)
Interpool
   08-01-07               7.20              4,590,000               4,624,425
   08-01-07               7.35             14,890,000              15,113,350
Quality Distribution LLC/QD Capital
   11-15-10               9.00             15,985,000(d)           15,965,019
Total                                                              35,702,794

Leisure time & entertainment (2.3%)
Blockbuster
  Sr Sub Nts
   09-01-12               9.00             16,280,000(d)           16,402,100
LCE Acquisition
   08-01-14               9.00             10,865,000(d)           11,679,875
Remington Arms
   02-01-11              10.50              5,270,000               4,901,100
Speedway Motorsports
  Sr Sub Nts
   06-01-13               6.75             12,320,000              13,105,400
Vail Resorts
  Sr Sub Nts
   02-15-14               6.75             15,755,000              16,345,813
Total                                                              62,434,288

Lodging & gaming (4.6%)
Boyd Gaming
  Sr Sub Nts
   04-15-14               6.75             12,180,000              12,819,450
Caesars Entertainment
  Sr Sub Nts
   05-15-11               8.13             17,110,000              19,762,049
MGM Mirage
  Sr Nts
   02-27-14               5.88             27,650,000              27,200,687
Mohegan Tribal Gaming Authority
  Sr Sub Nts
   04-01-12               8.00             11,345,000              12,394,413
   08-15-14               7.13              6,970,000(d)            7,370,775
Premier Entertainment Biloxi LLC/Finance
  1st Mtge
   02-01-12              10.75              3,870,000               4,179,600
River Rock Entertainment Authority
  Sr Nts
   11-01-11               9.75             11,505,000              12,713,025
Seneca Gaming
  Sr Nts
   05-01-12               7.25              4,810,000               5,074,550
Starwood Hotels & Resorts Worldwide
   05-01-12               7.88              4,580,000               5,244,100
Station Casinos
  Sr Nts
   04-01-12               6.00              8,595,000               8,852,850
Wynn Las Vegas LLC/Capital
  1st Mtge
   12-01-14               6.63              6,620,000(d,j)          6,504,150
Total                                                             122,115,649

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
13   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

Issuer                  Coupon               Principal              Value(a)
                         rate                 amount

Machinery (1.3%)
Columbus McKinnon
   08-01-10              10.00%            $4,800,000              $5,328,000
Joy Global
  Series B
   03-15-12               8.75              5,480,000               6,192,400
Kinetek
  Sr Nts Series D
   11-15-06              10.75              9,900,000               9,677,250
Mueller Group
  Sr Sub Nts
   05-01-12              10.00             10,220,000              11,088,700
Sensus Metering Systems
  Sr Sub Nts
   12-15-13               8.63              1,975,000               2,034,250
Total                                                              34,320,600

Media (5.7%)
American Media Operation
   01-15-11               8.88              6,885,000               7,332,525
CanWest Media
  (U.S. Dollar) Series B
   04-15-13               7.63              7,575,000(c)            8,199,938
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12               8.75             15,125,000(c)           16,656,405
Dex Media
   11-15-13               8.00             10,450,000              11,194,563
(Zero coupon through 11-15-08,
  thereafter 9.00%)
   11-15-13              10.34              6,800,000(f)            5,219,000
Dex Media West/Finance
  Sr Sub Nts Series B
   08-15-13               9.88              9,860,000              11,388,300
Emmis Operating
   05-15-12               6.88             15,135,000              15,853,912
Hollinger
  (U.S. Dollar)
   03-01-11              12.88              3,155,000(c,d)          3,438,950
Lamar Media
   01-01-13               7.25             10,750,000              11,610,000
LIN TV
  Sr Sub Nts
   05-15-13               6.50             12,245,000              12,551,125
Medianews Group
  Sr Sub Nts
   04-01-14               6.38              7,200,000               7,128,000
Quebecor Media
  (U.S. Dollar) Sr Nts
   07-15-11              11.13              8,255,000(c)            9,493,250
Radio One
  Series B
   07-01-11               8.88              7,170,000               7,815,300
Sun Media
  (U.S. Dollar)
   02-15-13               7.63              8,615,000(c)            9,347,275
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38              2,660,000               2,832,900
United Artists Theatre
   07-01-15               9.30             12,470,026              12,719,427
Total                                                             152,780,870

Metals (1.9%)
California Steel Inds
  Sr Nts
   03-15-14               6.13              8,620,000               8,620,000
Earle M Jorgensen
   06-01-12               9.75              9,390,000              10,563,750
Euramax Intl
  Sr Sub Nts
   08-15-11               8.50             10,090,000              10,695,400
Ispat Inland ULC
  (U.S. Dollar)
   04-01-14               9.75             11,330,000(c)           13,680,975
United States Steel
  Sr Nts
   05-15-10               9.75              6,560,000               7,544,000
Total                                                              51,104,125

Miscellaneous (2.3%)
Alderwoods Group
  Sr Nts
   09-15-12               7.75              8,870,000(d)            9,468,725
Corrections Corp of America
  Sr Nts
   05-01-11               7.50              7,700,000               8,219,750
NationsRent
   10-15-10               9.50             14,430,000              16,161,600

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

Issuer                  Coupon               Principal              Value(a)
                         rate                 amount

Miscellaneous (cont.)
United Rentals North America
   02-15-12               6.50%           $11,905,000             $11,666,900
  Sr Sub Nts
   02-15-14               7.00             11,195,000              10,383,363
Worldspan LP/WS Financing
  Sr Nts
   06-15-11               9.63              5,250,000               5,013,750
Total                                                              60,914,088

Multi-industry (0.6%)
Altra Industrial Motion
   12-01-11               9.00              3,090,000(d)            3,136,350
SPX
  Sr Nts
   01-01-13               7.50             11,980,000              12,908,450
Total                                                              16,044,800

Paper & packaging (7.7%)
Abitibi-Consolidated
  (U.S. Dollar)
   06-20-08               5.25              6,910,000(c)            6,754,525
   06-20-13               6.00              5,015,000(c)            4,689,025
Ainsworth Lumber
  (U.S. Dollar) Sr Nts
   10-01-10               5.67              7,740,000(c,d,k)        7,778,700
   10-01-12               7.25              7,850,000(c,d)          7,850,000
   03-15-14               6.75              6,125,000(c)            5,818,750
American Color Graphics
   06-15-10              10.00              4,415,000               3,796,900
Boise Cascade LLC
  Sr Nts
   10-15-12               5.01              3,890,000(d,k)          3,987,250
  Sr Sub Nts
   10-15-14               7.13              4,645,000(d)            4,854,025
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13               7.25             13,215,000(c)           14,073,974
Consolidated Container LLC
  Sr Disc Nts
  (Zero coupon through 6-15-07,
  thereafter 10.75%)
   06-15-09              10.61              1,820,000(f)            1,528,800
Crown European Holdings
  (U.S. Dollar)
   03-01-11               9.50             13,270,000(c)           15,028,274
   03-01-13              10.88              6,605,000(c)            7,810,413
Crown Paper
  Sr Sub Nts
   09-01-05              11.00             29,470,000(b,h,i)               --
Georgia-Pacific
   02-01-10               8.88              2,010,000               2,346,675
   02-01-13               9.38             10,445,000              12,168,425
   06-15-15               7.70              4,690,000               5,346,600
Graham Packaging
  Sr Nts
   10-15-12               8.50              9,595,000(d)            9,978,800
Graphic Packaging Intl
  Sr Nts
   08-15-11               8.50              7,025,000               7,780,188
  Sr Sub Nts
   08-15-13               9.50              1,410,000               1,607,400
Jefferson Smurfit
   10-01-12               8.25              8,575,000               9,389,625
JSG Funding
  (U.S. Dollar) Sr Nts
   10-01-12               9.63              7,665,000(c)            8,738,100
  (U.S. Dollar) Sub Nts Pay-in-kind
   10-01-13              15.50              5,953,634(c,d,g)        6,965,752
Norampac
  (U.S. Dollar) Sr Nts
   06-01-13               6.75             10,350,000(c)           10,815,750
Owens-Illinois Glass Container
   02-15-09               8.88              4,080,000               4,406,400
   05-15-11               7.75              3,755,000               4,055,400
   11-15-12               8.75              7,310,000               8,150,650
   05-15-13               8.25             10,730,000              11,668,875
  Sr Nts
   12-01-14               6.75              5,555,000(d,j)          5,568,888
Pliant
  (Zero coupon through 12-15-06,
  thereafter 11.13%)
   06-15-09               9.38              7,840,000(f)            7,056,000
Stone Container
  Sr Nts
   07-01-12               8.38              5,210,000               5,704,950
Total                                                             205,719,114

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
15   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

Issuer                  Coupon               Principal              Value(a)
                         rate                 amount

Real estate (0.3%)
Host Marriott LP
  Sr Nts
   08-15-12               7.00%            $8,740,000(d)           $9,220,700

Retail -- drugstores (1.2%)
Duane Reade
  Sr Sub Nts
   08-01-11               9.75              8,460,000(d)            7,910,100
Jean Coutu Group PJC
  (U.S. Dollar) Sr Sub Nts
   08-01-14               8.50             12,265,000(c,d)         12,448,975

Rite Aid
   12-15-08               6.13             12,125,000(d)           11,397,500
Total                                                              31,756,575

Retail -- general (1.4%)
Flooring America
  Series B
   10-15-07               9.25              9,245,000(b,h,i)               --
General Nutrition Centers
  Sr Sub Nts
   12-01-10               8.50             12,230,000              12,214,713
Lazydays RV Center
  Sr Nts
   05-15-12              11.75              3,590,000(d)            3,949,000
Levi Strauss
  Sr Nts
   12-15-12              12.25             16,665,000              17,581,575
United Auto Group
   03-15-12               9.63              4,030,000               4,503,525
Total                                                              38,248,813

Telecom equipment & services (6.2%)
Centennial Communications/Cellular Operating LLC
  Sr Nts
   02-01-14               8.13             12,735,000              12,989,700
Cincinnati Bell
   07-15-13               7.25             14,920,000              15,293,000
  Sr Sub Nts
   01-15-14               8.38              7,480,000               7,461,300
Fairpoint Communications
  Sr Sub Nts
   05-01-10              12.50              7,840,000               8,428,000
  Sr Sub Nts Series B
   05-01-08               9.50             10,855,000              10,529,350
GCI
  Sr Nts
   02-15-14               7.25             13,260,000              13,260,000
   02-15-14               7.25              7,295,000(d,j)          7,295,000
Inmarsat Finance II
  (U.S. Dollar)
  (Zero coupon through 11-15-08,
  thereafter 10.38%)
   11-15-12              10.34              9,065,000(c,d,f)        6,254,850
MCI
  Sr Nts
   05-01-09               6.69              7,050,000               7,102,875
New Skies Satellites
  (U.S. Dollar) Sr Nts
   11-01-11               7.44              9,485,000(c,d,k)        9,722,125
PanAmSat
   08-15-14               9.00             17,135,000(d)           18,420,124
Qwest Capital Funding
   02-15-11               7.25             10,000,000               9,525,000
Qwest Communications Intl
  Sr Nts
   02-15-09               5.79              4,845,000(d,k)          4,832,888
Qwest Services
   12-15-10              14.00             11,833,000(d)           14,022,105
Ubiquitel Operating
  Sr Nts
   03-01-11               9.88              8,560,000               9,394,600
   03-01-11               9.88              3,490,000(d)            3,830,275
WDAC Subsidiary
   12-01-14               8.38              6,665,000(d,j)          6,665,000
Total                                                             165,026,192

Utilities -- electric (4.6%)
Aquila
  Sr Nts
   11-15-09               7.63             13,600,000              14,212,000
   02-01-11               9.95              6,645,000               7,542,075
CMS Energy

           Sr Nts
   08-01-10               7.75             10,995,000              12,012,038
DPL
  Sr Nts
   09-01-11               6.88              8,195,000               8,912,063

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

Issuer                  Coupon               Principal              Value(a)
                         rate                 amount

Utilities -- electric (cont.)
IPALCO Enterprises
   11-14-08               8.38%           $11,070,000             $12,453,750
   11-14-11               8.63             13,765,000              15,416,800
Midwest Generation LLC
   05-01-34               8.75             19,860,000              22,516,274
NorthWestern Energy
   11-01-14               5.88              5,890,000(d)            6,008,436
NRG Energy
   12-15-13               8.00             17,405,000(d)           19,189,012
Utilicorp Canada Finance
  (U.S. Dollar)
   06-15-11               7.75              5,355,000(c)            5,622,750
Total                                                             123,885,198

Utilities -- natural gas (3.8%)
ANR Pipeline
   03-15-10               8.88             13,335,000              15,035,212
El Paso Natural Gas
  Sr Nts Series A
   08-01-10               7.63             10,800,000              11,718,000
El Paso Production Holding
   06-01-13               7.75             13,250,000              13,813,125
Southern Natural Gas
   03-15-10               8.88             11,995,000              13,524,363
Southern Star Central
   08-01-10               8.50             10,000,000              11,150,000
Transcontinental Gas Pipe Line
  Series B
   08-15-11               7.00              9,360,000              10,389,600
  Sr Nts Series B
   07-15-12               8.88              7,220,000               8,898,650
Williams Companies
   09-01-11               7.13              9,705,000              10,699,763
   03-15-12               8.13              5,800,000               6,699,000
Total                                                             101,927,713

Utilities -- telephone (0.8%)
AT&T
  Sr Nts
   11-15-11               9.05              8,020,000               9,142,800
Citizens Communications
  Sr Nts
   01-15-13               6.25             12,225,000              12,148,594
Total                                                              21,291,394

Variable rate senior loan interests (2.0%)
Qwest
  Term Loan B
   06-30-10               6.95             41,880,000              42,717,600
Waste Services
  Term Loan B
   03-31-11               5.28             10,460,000              10,446,925
Total                                                              53,164,525

Total bonds
(Cost: $2,384,299,801)                                         $2,496,452,153

Common stocks (--%)(b)
Issuer                                        Shares                Value(a)

Arena Brands                                  111,111(h)             $767,777
Link Energy LLC                             1,675,884                 100,553
Orius                                          88,405(h,i)                 --
PFB Telecom Cl B                              960,262(h)                    1

Total common stocks
(Cost: $67,595,635)                                                  $868,331

Preferred stocks & other (2.1%)
Issuer                                        Shares                Value(a)

GNC
  12.00% Pay-in-kind Series A                   2,540(g)           $2,628,900
Orius Tranche Series A
  Warrants                                     97,954(b,h,i)               --
Orius Tranche Series B
  Warrants                                    103,111(b,h,i)               --
Orius Tranche Series C
  Warrants                                    229,133(b,h,i)               --
SGW Holding
  12.50% Cm Pay-in-kind Series B              227,301(g,h,i)               --
  Cv Series A                                  87,091(b,h,i)               --
  Warrants                                      2,750(b,h,i)               --
Varde Fund V LP                            25,000,000(b,e,h)       42,420,001
Wayland Investment LLC                     26,000,000(b,e,h)        9,944,220

Total preferred stocks & other
(Cost: $51,818,440)                                               $54,993,121

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

Short-term securities (2.3%)
Issuer                 Effective              Amount                Value(a)
                         yield              payable at
                                             maturity

U.S. government agency (1.1%)
Federal Natl Mtge Assn Disc Nt
   01-12-05               1.99%           $30,000,000             $29,923,316

Commercial paper (1.2%)
CHARTA LLC
   12-01-04               1.35              9,900,000               9,899,431
UBS Finance (Delaware) LLC
   12-01-04               1.53             21,500,000              21,498,764
Total                                                              31,398,195

Total short-term securities
(Cost: $61,325,100)                                               $61,321,511

Total investments in securities
(Cost: $2,565,038,976)(l)                                      $2,613,635,116

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Nov. 30, 2004, the value of foreign securities represented 13.4% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of Nov. 30, 2004, the value of these securities amounted to $679,160,887 or 25.4% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(g) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

--------------------------------------------------------------------------------
18   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

(h)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Nov. 30, 2004, is as follows:

     Security                                  Acquisition                Cost
                                                  dates
     Arena Brands
        Common                                  09-03-92           $ 5,888,888
     Crown Paper
        11.00% Sr Sub Nts 2005           11-22-96 thru 03-14-00     24,943,013
     Flooring America
        9.25% Series B 2007              10-09-97 thru 12-17-02     10,309,671
     Orius
        Common                           02-04-00 thru 05-07-01     14,247,800
     Orius Tranche Series A
        Warrants                                04-22-04                    --
     Orius Tranche Series B
        Warrants                                04-22-04                    --
     Orius Tranche Series C
        Warrants                                04-22-04                    --
     PFB Telecom Cl B
        Common                           12-12-97 thru 11-13-00     34,046,050
     SGW Holding
        12.50% Cm Pay-in-kind Series B   08-12-97 thru 04-15-03      2,990,754
        Cv Series A                             08-12-97               899,998
        Warrants                                08-12-97               867,900
     Varde Fund V LP                     04-27-00 thru 06-19-00     15,504,458
     Wayland Investment Fund LLC                05-19-00            28,911,480

(i)  Negligible market value.

(j) At Nov. 30, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $26,287,393.

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2004.

(l) At Nov. 30, 2004, the cost of securities for federal income tax purposes was approximately $2,565,039,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $ 179,108,000
     Unrealized depreciation                                      (130,512,000)
                                                                  ------------
     Net unrealized appreciation                                 $  48,596,000
                                                                 -------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
19   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
High Yield Portfolio

Nov. 30, 2004 (Unaudited)
Assets
Investments in securities, at value (Note 1)
   (identified cost $2,565,038,976)                               $2,613,635,116
Dividends and accrued interest receivable                             47,696,638
Receivable for investment securities sold                             53,837,644
Other receivables                                                      1,516,052
                                                                       ---------
Total assets                                                       2,716,685,450
                                                                   -------------
Liabilities
Disbursements in excess of cash on demand deposit                      1,296,835
Payable for investment securities purchased                           37,856,595
Accrued investment management services fee                                41,655
Other accrued expenses                                                    57,215
                                                                          ------
Total liabilities                                                     39,252,300
                                                                      ----------
Net assets                                                        $2,677,433,150
                                                                  ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

Statement of operations
High Yield Portfolio

Six months ended Nov. 30, 2004 (Unaudited)
Investment income
Income:
Dividends                                                                            $      8,777
Interest                                                                              106,150,471
Fee income from securities lending (Note 3)                                                10,757
                                                                                      -----------
Total income                                                                          106,170,005
                                                                                      -----------
Expenses (Note 2):
Investment management services fee                                                      7,654,942
Compensation of board members                                                               7,815
Custodian fees                                                                             85,100
Audit fees                                                                                 19,500
Other                                                                                      45,716
                                                                                        ---------
Total expenses                                                                          7,813,073
   Earnings credits on cash balances (Note 2)                                                 (46)
                                                                                        ---------
Total net expenses                                                                      7,813,027
                                                                                        ---------
Investment income (loss) -- net                                                        98,356,978
                                                                                       ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                             47,873,481
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                 121,363,733
                                                                                      -----------
Net gain (loss) on investments and foreign currencies                                 169,237,214
                                                                                      -----------
Net increase (decrease) in net assets resulting from operations                      $267,594,192
                                                                                     ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
21   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

Statements of changes in net assets
High Yield Portfolio
                                                                                     Nov. 30, 2004         May 31, 2004
                                                                                   Six months ended         Year ended
                                                                                      (Unaudited)
Operations
Investment income (loss) -- net                                                    $   98,356,978        $  210,722,582
Net realized gain (loss) on security transactions                                      47,873,481           144,796,138
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                 121,363,733           (35,561,090)
                                                                                      -----------           -----------
Net increase (decrease) in net assets resulting from operations                       267,594,192           319,957,630
                                                                                      -----------           -----------
Proceeds from contributions                                                            24,820,142           129,597,178
Fair value of withdrawals                                                            (247,416,347)         (261,550,279)
                                                                                     ------------          ------------
Net contributions (withdrawals) from partners                                        (222,596,205)         (131,953,101)
                                                                                     ------------          ------------
Total increase (decrease) in net assets                                                44,997,987           188,004,529
Net assets at beginning of period                                                   2,632,435,163         2,444,430,634
                                                                                    -------------         -------------
Net assets at end of period                                                        $2,677,433,150        $2,632,435,163
                                                                                   ==============        ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

Notes to Financial Statements

High Yield Portfolio

(Unaudited as to Nov. 30, 2004)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

High Yield Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in high-yielding, high risk corporate bonds, commonly known as junk bonds. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the

--------------------------------------------------------------------------------
23   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT
proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities

At Nov. 30, 2004, investments in securities included issues that are illiquid which the Portfolio currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Nov. 30, 2004 was $53,131,999 representing 1.98% of net assets. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Portfolio.

--------------------------------------------------------------------------------
24 -- AXP HIGH YIELD BOND FUND -- 2004 SEMIANNUAL REPORT

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its forward-commitments. At Nov. 30, 2004, the Portfolio has entered into outstanding when-issued securities of $18,827,850 and other forward-commitments of $7,459,543.

Guarantees and indemnifications

Under the Portfolio's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolio. In addition, certain of the Portfolio's contracts with its service providers contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Portfolio cannot be determined and the Portfolio has no historical basis for predicting the likelihood of any such claims.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date. Non-cash dividends or interest included in investment income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily. The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with American Express Financial Corporation (AEFC) to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets that declines from 0.59% to 0.465% annually as the Portfolio's assets increase.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

--------------------------------------------------------------------------------
25   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

Under a Deferred Compensation Plan (the Plan), non-interested trustees may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the underlying Fund or other American Express mutual funds. The Portfolio's liability for these amounts is adjusted for market value changes and remains in the Portfolio until distributed in accordance with the Plan.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

During the six months ended Nov. 30, 2004, the Portfolio's custodian fees were reduced by $46 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,641,426,939 and $1,591,181,549, respectively, for the six months ended Nov. 30, 2004. Realized gains and losses are determined on an identified cost basis.
Income from securities lending amounted to $10,757 for the six months ended Nov. 30, 2004. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

4. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Portfolio's results.

Ratios/supplemental data
Fiscal period ended May 31,                                               2004(e)        2004      2003      2002      2001
Ratio of expenses to average daily net assets(a)                          .58%(b)        .58%      .59%      .58%      .59%
Ratio of net investment income (loss) to average daily net assets        7.28%(b)       7.90%     8.80%     9.13%    11.92%
Portfolio turnover rate (excluding short-term securities)                  58%           140%      139%      125%       76%
Total return(c)                                                         10.56%(d)      13.06%     8.06%    (3.69%)    (.58%)

(a) Expense ratio is based on total expenses of the Portfolio before reduction of earnings credits on cash balances. The ratio does not include feeder fund expenses.

(b)  Adjusted to an annual basis.

(c) Total return is based on a calculated Portfolio NAV and does not reflect payment of a sales charge.

(d)  Not annualized.

(e)  Six months ended Nov. 30, 2004 (Unaudited).

--------------------------------------------------------------------------------
26   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP High Yield Bond Fund

Nov. 30, 2004 (Unaudited)
Assets
Investment in Portfolio (Note 1)                                                                            $ 2,677,304,481
Capital shares receivable                                                                                           696,933
                                                                                                                    -------
Total assets                                                                                                  2,678,001,414
                                                                                                              -------------
Liabilities
Dividends payable to shareholders                                                                                 3,041,010
Capital shares payable                                                                                              355,733
Accrued distribution fee                                                                                             33,814
Accrued service fee                                                                                                       2
Accrued transfer agency fee                                                                                           6,161
Accrued administrative services fee                                                                                   3,339
Other accrued expenses                                                                                              161,478
                                                                                                                    -------
Total liabilities                                                                                                 3,601,537
                                                                                                                  ---------
Net assets applicable to outstanding capital stock                                                          $ 2,674,399,877
                                                                                                            ===============
Represented by
Capital stock -- $.01 par value (Note 1)                                                                    $     9,149,170
Additional paid-in capital                                                                                    4,031,592,831
Undistributed net investment income                                                                              16,630,056
Accumulated net realized gain (loss) (Note 4)                                                                (1,433,210,905)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                            50,238,725
                                                                                                                 ----------
Total -- representing net assets applicable to outstanding capital stock                                    $ 2,674,399,877
                                                                                                            ===============
Net assets applicable to outstanding shares:               Class A                                          $ 1,919,052,646
                                                           Class B                                          $   713,970,425
                                                           Class C                                          $    40,810,773
                                                           Class I                                          $        10,301
                                                           Class Y                                          $       555,732
Net asset value per share of outstanding capital stock:    Class A shares             656,314,432           $          2.92
                                                           Class B shares             244,360,679           $          2.92
                                                           Class C shares              14,048,188           $          2.91
                                                           Class I shares                   3,521           $          2.93
                                                           Class Y shares                 190,150           $          2.92
                                                                                          -------           ---------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
27   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

Statement of operations
AXP High Yield Bond Fund

Six months ended Nov. 30, 2004 (Unaudited)
Investment income
Income:
Dividends                                                                     $      8,777
Interest                                                                       106,151,516
Fee income from securities lending                                                  10,756
                                                                                    ------
Total income                                                                   106,171,049
                                                                               -----------
Expenses (Note 2):
Expenses allocated from Portfolio                                                7,812,666
Distribution fee
   Class A                                                                       2,375,639
   Class B                                                                       3,719,297
   Class C                                                                         201,844
Transfer agency fee                                                              1,685,230
Incremental transfer agency fee
   Class A                                                                         123,569
   Class B                                                                          82,490
   Class C                                                                           4,437
Service fee -- Class Y                                                                 279
Administrative services fees and expenses                                          625,002
Compensation of board members                                                        5,815
Printing and postage                                                               328,400
Registration fees                                                                   17,180
Audit fees                                                                           6,500
Other                                                                               16,049
                                                                                    ------
Total expenses                                                                  17,004,397
   Earnings credits on cash balances (Note 2)                                      (21,442)
                                                                                   -------
Total net expenses                                                              16,982,955
                                                                                ----------
Investment income (loss) -- net                                                 89,188,094
                                                                                ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions                               47,871,091
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies          121,358,299
                                                                               -----------
Net gain (loss) on investments and foreign currencies                          169,229,390
                                                                               -----------
Net increase (decrease) in net assets resulting from operations               $258,417,484
                                                                              ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
28   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

Statements of changes in net assets
AXP High Yield Bond Fund
                                                                                     Nov. 30, 2004            May 31, 2004
                                                                                   Six months ended            Year ended
                                                                                      (Unaudited)
Operations and distributions
Investment income (loss) -- net                                                    $   89,188,094           $  192,235,027
Net realized gain (loss) on security transactions                                      47,871,091              144,789,654
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                 121,358,299              (35,559,091)
                                                                                      -----------              -----------
Net increase (decrease) in net assets resulting from operations                       258,417,484              301,465,590
                                                                                      -----------              -----------
Distributions to shareholders from:
   Net investment income
      Class A                                                                         (65,771,321)            (134,757,843)
      Class B                                                                         (22,813,674)             (51,954,829)
      Class C                                                                          (1,243,238)              (2,504,220)
      Class I                                                                                (371)                    (302)
      Class Y                                                                             (19,735)                 (58,506)
                                                                                          -------                  -------
Total distributions                                                                   (89,848,339)            (189,275,700)
                                                                                      -----------             ------------
Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                                            198,408,760              459,864,402
   Class B shares                                                                      41,377,218              201,230,467
   Class C shares                                                                       3,554,687               20,138,072
   Class I shares                                                                              --                   26,626
   Class Y shares                                                                          64,553                  802,502
Reinvestment of distributions at net asset value
   Class A shares                                                                      47,798,672              100,451,105
   Class B shares                                                                      17,798,015               41,694,620
   Class C shares                                                                         977,504                2,018,581
   Class I shares                                                                              --                       97
   Class Y shares                                                                          19,292                   58,365
Payments for redemptions
   Class A shares                                                                    (256,131,900)            (489,630,961)
   Class B shares (Note 2)                                                           (173,682,842)            (243,395,105)
   Class C shares (Note 2)                                                             (5,596,902)             (14,666,421)
   Class I shares                                                                              --                  (16,586)
   Class Y shares                                                                        (124,738)              (1,125,673)
                                                                                         --------               ----------
Increase (decrease) in net assets from capital share transactions                    (125,537,681)              77,450,091
                                                                                     ------------               ----------
Total increase (decrease) in net assets                                                43,031,464              189,639,981
Net assets at beginning of period                                                   2,631,368,413            2,441,728,432
                                                                                    -------------            -------------
Net assets at end of period                                                        $2,674,399,877           $2,631,368,413
                                                                                   ==============           ==============
Undistributed net investment income                                                $   16,630,056           $   17,290,301
                                                                                   --------------           --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
29   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

Notes to Financial Statements

AXP High Yield Bond Fund

(Unaudited as to Nov. 30, 2004)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP High Yield Income Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP High Yield Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At Nov. 30, 2004, AEFC owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in High Yield Portfolio

The Fund invests all of its assets in the High Yield Portfolio (the Portfolio), a series of Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in high-yielding, high risk corporate bonds, commonly known as junk bonds.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund at Nov. 30, 2004 was 99.99%.

All securities held by the portfolio are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily

--------------------------------------------------------------------------------
30   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT
available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Guarantees and indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.05% to 0.025% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any

--------------------------------------------------------------------------------
31   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT
other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $20.50

o  Class B $21.50

o  Class C $21.00

o  Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $1,364,708 for Class A, $334,014 for Class B and $6,985 for Class C for the six months ended Nov. 30, 2004.

During the six months ended Nov. 30, 2004, the Fund's transfer agency fees were reduced by $21,442 as a result of earnings credits from overnight cash balances.

--------------------------------------------------------------------------------
32   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                                 Six months ended Nov. 30, 2004
                                              Class A         Class B        Class C     Class I      Class Y
Sold                                       70,071,923      14,585,543      1,259,119          --       22,369
Issued for reinvested distributions        16,755,724       6,253,161        344,913          --        6,771
Redeemed                                  (90,379,297)    (61,578,543)    (1,994,149)         --      (43,872)
                                         ------------     -----------     ----------      ------     --------
Net increase (decrease)                    (3,551,650)    (40,739,839)      (390,117)         --      (14,732)
                                         ------------     -----------     ----------      ------     --------

                                                                     Year ended May 31, 2004
                                              Class A         Class B        Class C    Class I*      Class Y
Sold                                      167,296,822      73,192,665      7,364,149       9,369      295,282
Issued for reinvested distributions        36,258,216      15,065,058        732,751          34       21,156
Redeemed                                 (177,407,294)    (88,507,815)    (5,359,957)     (5,882)    (408,491)
                                         ------------     -----------     ----------      ------     --------
Net increase (decrease)                    26,147,744        (250,092)     2,736,943       3,521      (92,053)
                                           ----------        --------      ---------       -----      -------

* Inception date was March 4, 2004.
4. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $1,471,670,697 at May 31, 2004, that if not offset by capital gains will expire as follows:

   2007           2008           2009          2010           2011          2013
$11,478,548   $153,380,878   $226,001,198  $517,121,802   $552,664,309   $11,023,962

It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

5. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by The Bank of New York, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 21, 2004. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.50% or the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with Deutsche Bank. The Fund had no borrowings outstanding during the six months ended Nov. 30, 2004.

--------------------------------------------------------------------------------
33   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended May 31,                                                    2004(f)      2004      2003        2002      2001
Net asset value, beginning of period                                          $2.74        $2.62     $2.65       $3.07     $3.48
                                                                              -----        -----     -----       -----     -----
Income from investment operations:
Net investment income (loss)                                                    .10          .21       .21         .25       .38
Net gains (losses) (both realized and unrealized)                               .18          .11      (.03)       (.38)     (.41)
                                                                              -----        -----     -----       -----     -----
Total from investment operations                                                .28          .32       .18        (.13)     (.03)
                                                                              -----        -----     -----       -----     -----
Less distributions:
Dividends from net investment income                                           (.10)        (.20)     (.20)       (.24)     (.38)
Tax return of capital                                                            --           --      (.01)       (.05)       --
                                                                              -----        -----     -----       -----     -----
Total distributions                                                            (.10)        (.20)     (.21)       (.29)     (.38)
                                                                              -----        -----     -----       -----     -----
Net asset value, end of period                                                $2.92        $2.74     $2.62       $2.65     $3.07
                                                                              -----        -----     -----       -----     -----
Ratios/supplemental data
Net assets, end of period (in millions)                                      $1,919       $1,810    $1,662      $1,681    $1,898
Ratio of expenses to average daily net assets(b)                              1.04%(c)     1.04%     1.07%       1.03%     1.04%
Ratio of net investment income (loss) to average daily net assets             6.85%(c)     7.47%     8.35%       8.73%    11.54%
Portfolio turnover rate (excluding short-term securities)                       58%         140%      139%        125%       76%
Total return(d)                                                              10.34%(e)    12.51%     7.53%      (4.31%)    (.94%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Adjusted to an annual basis.

(d)  Total return does not reflect payment of a sales charge.

(e)  Not annualized.

(f)  Six months ended Nov. 30, 2004 (Unaudited).

--------------------------------------------------------------------------------
34   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended May 31,                                                    2004(f)      2004      2003        2002      2001
Net asset value, beginning of period                                          $2.74        $2.62     $2.65       $3.07     $3.48
                                                                              -----        -----     -----       -----     -----
Income from investment operations:
Net investment income (loss)                                                    .09          .19       .19         .23       .35
Net gains (losses) (both realized and unrealized)                               .18          .11      (.03)       (.38)     (.41)
                                                                              -----        -----     -----       -----     -----
Total from investment operations                                                .27          .30       .16        (.15)     (.06)
                                                                              -----        -----     -----       -----     -----
Less distributions:
Dividends from net investment income                                           (.09)        (.18)     (.18)       (.22)     (.35)
Tax return of capital                                                            --           --      (.01)       (.05)       --
                                                                              -----        -----     -----       -----     -----
Total distributions                                                            (.09)        (.18)     (.19)       (.27)     (.35)
                                                                              -----        -----     -----       -----     -----
Net asset value, end of period                                                $2.92        $2.74     $2.62       $2.65     $3.07
                                                                              -----        -----     -----       -----     -----
Ratios/supplemental data
Net assets, end of period (in millions)                                        $714         $781      $748        $748      $807
Ratio of expenses to average daily net assets(b)                              1.80%(c)     1.80%     1.83%       1.79%     1.80%
Ratio of net investment income (loss) to average daily net assets             6.09%(c)     6.70%     7.59%       7.94%    10.79%
Portfolio turnover rate (excluding short-term securities)                       58%         140%      139%        125%       76%
Total return(d)                                                               9.93%(e)    11.66%     6.73%      (5.05%)   (1.69%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Adjusted to an annual basis.

(d)  Total return does not reflect payment of a sales charge.

(e)  Not annualized.

(f)  Six months ended Nov. 30, 2004 (Unaudited).

--------------------------------------------------------------------------------
35   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended May 31,                                                    2004(g)      2004      2003        2002      2001(b)
Net asset value, beginning of period                                          $2.73        $2.61     $2.64       $3.05     $3.48
                                                                              -----        -----     -----       -----     -----
Income from investment operations:
Net investment income (loss)                                                    .09          .19       .19         .23       .32
Net gains (losses) (both realized and unrealized)                               .18          .11      (.03)       (.37)     (.43)
                                                                              -----        -----     -----       -----     -----
Total from investment operations                                                .27          .30       .16        (.14)     (.11)
                                                                              -----        -----     -----       -----     -----
Less distributions:
Dividends from net investment income                                           (.09)        (.18)     (.18)       (.22)     (.32)
Tax return of capital                                                            --           --      (.01)       (.05)       --
                                                                              -----        -----     -----       -----     -----
Total distributions                                                            (.09)        (.18)     (.19)       (.27)     (.32)
                                                                              -----        -----     -----       -----     -----
Net asset value, end of period                                                $2.91        $2.73     $2.61       $2.64     $3.05
                                                                              -----        -----     -----       -----     -----
Ratios/supplemental data
Net assets, end of period (in millions)                                         $41          $39       $31         $21        $8
Ratio of expenses to average daily net assets(c)                              1.80%(d)     1.80%     1.83%       1.79%     1.80%(d)
Ratio of net investment income (loss) to average daily net assets             6.09%(d)     6.71%     7.52%       7.39%    11.10%(d)
Portfolio turnover rate (excluding short-term securities)                       58%         140%      139%        125%       76%
Total return(e)                                                               9.95%(f)    11.71%     6.78%      (4.76%)   (2.92%)(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Nov. 30, 2004 (Unaudited).

--------------------------------------------------------------------------------
36   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

Class I
Per share income and capital changes(a)
Fiscal period ended May 31,                                                    2004(g)      2004(b)
Net asset value, beginning of period                                          $2.74        $2.83
                                                                              -----        -----
Income from investment operations:
Net investment income (loss)                                                    .10          .08
Net gains (losses) (both realized and unrealized)                               .19         (.11)
                                                                              -----        -----
Total from investment operations                                                .29         (.03)
                                                                              -----        -----
Less distributions:
Dividends from net investment income                                           (.10)        (.06)
                                                                              -----        -----
Net asset value, end of period                                                $2.93        $2.74
                                                                              -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                                         $--          $--
Ratio of expenses to average daily net assets(c)                               .64%(d)      .65%(d)
Ratio of net investment income (loss) to average daily net assets             7.24%(d)     7.30%(d)
Portfolio turnover rate (excluding short-term securities)                       58%         140%
Total return(e)                                                              10.93%(f)    (1.39%)(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Nov. 30, 2004 (Unaudited).

--------------------------------------------------------------------------------
37 -- AXP HIGH YIELD BOND FUND -- 2004 SEMIANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended May 31,                                                    2004(f)      2004      2003        2002      2001
Net asset value, beginning of period                                          $2.74        $2.62     $2.65       $3.07     $3.48
                                                                              -----        -----     -----       -----     -----
Income from investment operations:
Net investment income (loss)                                                    .10          .21       .21         .26       .38
Net gains (losses) (both realized and unrealized)                               .18          .12      (.03)       (.38)     (.41)
                                                                              -----        -----     -----       -----     -----
Total from investment operations                                                .28          .33       .18        (.12)     (.03)
                                                                              -----        -----     -----       -----     -----
Less distributions:
Dividends from net investment income                                           (.10)        (.21)     (.20)       (.25)     (.38)
Tax return of capital                                                            --           --      (.01)       (.05)       --
                                                                              -----        -----     -----       -----     -----
Total distributions                                                            (.10)        (.21)     (.21)       (.30)     (.38)
                                                                              -----        -----     -----       -----     -----
Net asset value, end of period                                                $2.92        $2.74     $2.62       $2.65     $3.07
                                                                              -----        -----     -----       -----     -----
Ratios/supplemental data
Net assets, end of period (in millions)                                          $1           $1        $1          $1        $1
Ratio of expenses to average daily net assets(b)                               .88%(d)      .88%      .91%        .87%      .88%
Ratio of net investment income (loss) to average daily net assets             7.02%(d)     7.60%     8.52%       8.80%    11.72%
Portfolio turnover rate (excluding short-term securities)                       58%         140%      139%        125%       76%
Total return(c)                                                              10.44%(e)    12.67%     7.70%      (4.17%)    (.78%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

(d)  Adjusted to an annual basis.

(e)  Not annualized.

(f)  Six months ended Nov. 30, 2004 (Unaudited).

--------------------------------------------------------------------------------
28   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

Fund Expenses Example

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2004.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
39   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

                                                         Beginning           Ending                   Expenses
                                                        account value     account value        paid during the period
                                                        June 1, 2004      Nov. 30, 2004      June 1, 2004-Nov. 30, 2004
Class A
     Actual(a)                                             $1,000           $1,103.40                 $5.57(b)
     Hypothetical (5% return before expenses)              $1,000           $1,020.18                 $5.35(b)
Class B
     Actual(a)                                             $1,000           $1,099.30                 $9.63(c)
     Hypothetical (5% return before expenses)              $1,000           $1,016.31                 $9.25(c)
Class C
     Actual(a)                                             $1,000           $1,099.50                 $9.63(d)
     Hypothetical (5% return before expenses)              $1,000           $1,016.31                 $9.25(d)
Class I
     Actual(a)                                             $1,000           $1,109.30                 $3.44(e)
     Hypothetical (5% return before expenses)              $1,000           $1,022.22                 $3.30(e)
Class Y
     Actual(a)                                             $1,000           $1,104.40                 $4.72(f)
     Hypothetical (5% return before expenses)              $1,000           $1,021.00                 $4.53(f)

(a) Based on the actual return for the six months ended Nov. 30, 2004: +10.34% for Class A, +9.93% for Class B, +9.95% for Class C, +10.93% for Class I and +10.44% for Class Y.

(b) Expenses are equal to the Fund's Class A annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(c) Expenses are equal to the Fund's Class B annualized expense ratio of 1.80%, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(d) Expenses are equal to the Fund's Class C annualized expense ratio of 1.80%, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(e) Expenses are equal to the Fund's Class I annualized expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(f) Expenses are equal to the Fund's Class Y annualized expense ratio of 0.88%, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

--------------------------------------------------------------------------------
40   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling
(800) 862-7919; by looking at the website americanexpress.com/funds; or by searching the website of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on americanexpress.com/funds or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283. In addition, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at http://www.sec.gov.

--------------------------------------------------------------------------------
41   --   AXP HIGH YIELD BOND FUND   --   2004 SEMIANNUAL REPORT

(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

Quality Income Portfolio is the master fund in a master/feeder operating structure. The two entities invested in Quality Income Portfolio are AXP Selective Fund and American Express Financial Corporation. The shareholder report filed with this Form is the report provided to shareholders of AXP Selective Fund.

AXP(R)
   Selective
        Fund

                                                               Semiannual Report
                                                            for the Period Ended
                                                                   Nov. 30, 2004

AXP Selective Fund seeks to provide shareholders with current income and preservation of capital.

(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
Funds                                                                 (R)

Table of Contents

Fund Snapshot                                 3

Performance Summary                           4

Questions & Answers
   with Portfolio Management                  6

Investments in Securities                     9

Financial Statements (Portfolio)             16

Notes to Financial Statements (Portfolio)    19

Financial Statements (Fund)                  24

Notes to Financial Statements (Fund)         27

Fund Expenses Example                        36

Proxy Voting                                 38

[dalbar logo]

American Express(R) Funds' reports to shareholders have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

--------------------------------------------------------------------------------
2 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

Fund Snapshot
        AT NOV. 30, 2004

PORTFOLIO MANAGERS

Portfolio managers                Since               Years in industry
Jamie Jackson, CFA                6/03                       16
Scott Kirby                       2/03                       26
Tom Murphy, CFA                   2/03                       18

FUND OBJECTIVE

For investors seeking current income and preservation of capital.

Inception dates by class
A: 4/6/45       B: 3/20/95      C: 6/26/00      Y: 3/20/95

Ticker symbols by class
A: INSEX        B: ISEBX        C: ASLCX        Y: IDEYX

Total net assets                                         $937.8 million

Number of holdings                                                  222

Weighted average life(1)                                      7.0 years

Effective duration(2)                                         3.9 years

Weighted average bond rating(3)                                     AAA

(1) Weighted average life measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) Effective duration measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) Weighted average bond rating represents the average credit quality of the underlying bonds in the portfolio.

SECTOR COMPOSITION

Percentage of portfolio assets

[pie chart]

Mortgage-backed securities 38.1%
U.S. government obligations & agencies 30.0%
Corporate bonds* 16.7%
CMBS/ABS** 10.3%
Short-term securities*** 4.1%
Foreign government bonds 0.8%

  *  Includes 6.7% Financials, 3.4% Consumer discretionary, 2.1%
     Telecommunication services, 1.4% Utilities, 1.2% Information technology, 0.6% Energy, 0.6% Healthcare, 0.4% Consumer staples, 0.2%
     Telecommunications and 0.1% Industrials.

 **  Commercial mortgage-backed/Asset-backed securities

*** Of the 4.1%, 3.1% is due to security lending activity and 1.0% is the Portfolio's cash equivalent position.

CREDIT QUALITY SUMMARY

Percentage of portfolio assets excluding cash equivalents

AAA bonds                                                        83.7%
AA bonds                                                          1.3
A bonds                                                           5.8
BBB bonds                                                         9.2

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate.

Fund holdings are subject to change.

--------------------------------------------------------------------------------
3 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

Performance Summary

[bar chart]

                            PERFORMANCE COMPARISON
                  For the six-month period ended Nov. 30, 2004

               (bar 1)               (bar 2)             (bar 3)
               +3.59%                +3.82%              +3.93%

(bar 1) AXP Selective Fund Class A (excluding sales charge)
(bar 2) Lehman Brothers Aggregate Bond Index(1) (unmanaged)
(bar 3) Lipper Corporate Debt - A rated Funds Index(2)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.americanexpress.com/funds. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

(1) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

(2) The Lipper Corporate Debt - A rated Funds Index includes the 30 largest corporate debt A rated funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

AXP Selective Fund

SEC YIELDS
                                 Class A    Class B    Class C   Class Y
As of Nov. 30, 2004               3.23%      2.64%      2.64%     3.57%
As of Dec. 31, 2004               3.39%      2.81%      2.81%     3.73%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 5 for additional performance information.

STYLE MATRIX

         DURATION
SHORT      INT.       LONG
            X               HIGH
                            MEDIUM   QUALITY
                            LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

--------------------------------------------------------------------------------
4 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

Performance Summary

AVERAGE ANNUAL TOTAL RETURNS
                                  Class A                   Class B                    Class C                   Class Y
(Inception dates)                (4/6/45)                  (3/20/95)                  (6/26/00)                 (3/20/95)
                            NAV(1)      POP(2)       NAV(1)    After CDSC(3)   NAV(1)     After CDSC(4)    NAV(5)      POP(5)
at Nov. 30, 2004
6 months*                   +3.59%      -1.33%       +3.20%       -1.80%       +3.20%        +2.20%        +3.69%      +3.69%
1 year                      +3.96%      -0.98%       +3.18%       -0.82%       +3.19%        +3.19%        +4.02%      +4.02%
3 years                     +2.67%      +1.02%       +1.89%       +0.96%       +1.89%        +1.89%        +2.79%      +2.79%
5 years                     +5.04%      +4.02%       +4.25%       +4.08%         N/A           N/A         +5.18%      +5.18%
10 years                    +6.41%      +5.90%         N/A          N/A          N/A           N/A           N/A         N/A
Since inception             +6.73%      +6.64%       +5.23%       +5.23%       +4.42%        +4.42%        +6.17%      +6.17%

at Dec. 31, 2004
6 months*                   +3.97%      -0.97%       +3.58%       -1.42%       +3.58%        +2.58%        +4.18%      +4.18%
1 year                      +3.90%      -1.04%       +3.12%       -0.88%       +3.13%        +3.13%        +4.07%      +4.07%
3 years                     +3.15%      +1.49%       +2.37%       +1.42%       +2.37%        +2.37%        +3.32%      +3.32%
5 years                     +5.23%      +4.21%       +4.43%       +4.26%         N/A           N/A         +5.39%      +5.39%
10 years                    +6.40%      +5.88%         N/A          N/A          N/A           N/A           N/A         N/A
Since inception             +6.73%      +6.64%       +5.26%       +5.26%       +4.50%        +4.50%        +6.21%      +6.21%

* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

--------------------------------------------------------------------------------
5 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

Questions & Answers
        WITH PORTFOLIO MANAGEMENT

Below, AXP Selective Fund's portfolio management team discusses the Fund's positioning and results for the first half of the current fiscal year.

Q: How did AXP Selective Fund perform for the six-month period ended Nov. 30, 2004?

A: AXP Selective Fund's Class A shares (excluding sales charge) gained 3.59% for the six months ended Nov. 30, 2004. The Lehman Brothers Aggregate Bond Index (Lehman Index) rose 3.82%, while the Lipper Corporate Debt - A rated Funds Index, representing the Fund's peer group, advanced 3.93%.

Q:  What factors most significantly affected performance?

A: Intermediate and long-term Treasuries provided surprisingly positive returns for the six months ended November 30. This occurred despite a doubling of the Federal Reserve Board's (Fed) short-term interest rate target to 2.00% (2.25% as of Dec. 14). Investment grade corporate bonds performed well. U.S. economic growth was moderate while U.S. job growth was slower than expectations. Overall, the difference in interest rates between Treasuries and both mortgages and corporate bonds narrowed substantially, reaching multi-year lows. Amid this rally in long-term fixed-income securities, the riskiest segments of the bond market -- high yield corporate bonds and emerging markets bonds -- offered the highest returns for the six-month period ended November 30.

    During the fiscal period, the Fund benefited from the outperformance of long-term U.S. Treasuries, an area where the Fund had relatively greater exposure.

    The Fund's corporate bond positioning also served us well. Corporate bonds benefited from solid profits and improved balance sheets. Mortgage-backed securities were also an attractive source of income for the Fund. The Fund's small global bond position, which included holdings denominated in euros, benefited from a renewed decline in the value of the U.S. dollar this past autumn.

    However, overall Fund returns were negatively affected by our relatively short duration, given that long-term bonds rallied to a greater degree than many investors expected. Detracting from Fund performance, too, was a focus within the mortgage sector on higher coupon bonds. While these bonds offered both attractive yields and potential protection from higher rates, lower coupon bonds outperformed for the fiscal period.

    Also, the Fund's prospectus precludes us from owning high yield corporate or emerging market bonds. These two sectors, held by many funds in our peer group, significantly outpaced the Lehman Index for the semiannual period.

    We remained cautious regarding the Fund's exposure to both mortgages and corporate bonds through most of the period. We saw mortgage valuations as expensive by historical standards and continue to view these securities as vulnerable if the Fed takes a more aggressive policy stance. We also viewed corporate bonds, or credit, as modestly overvalued relative to company fundamentals. Within the corporate sector, we favored higher quality bonds.

--------------------------------------------------------------------------------
6 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

Questions & Answers

(begin callout quote)> Intermediate and long-term Treasuries provided surprisingly positive returns for the six months ended November 30.(end callout quote)

Q:  What changes did you make to the Fund and how is it currently positioned?

A: We modestly adjusted the Fund's bond sector allocations throughout the year in response to changes in valuation and market conditions. These opportunistic weighting changes resulted in a portfolio turnover rate of 138%, the lowest rate for the Fund since fiscal year 2000.

    As economic data improved in the last six weeks or so of the most recent fiscal period, the fixed income market across the yield curve sold off significantly. Given our view that the yield curve had already flattened dramatically, we began to modify the Fund's short duration stance. While we continued to favor longer maturities versus shorter maturities, we began to sell some of these securities.

    Mortgages typically perform well when interest rates move within a narrow range and underperform when rates move sharply higher or lower, as refinancing activity becomes more difficult to estimate. Plus, higher overnight lending rates take away incentive for investors employing leverage, such as hedge funds, to invest in mortgages. Thus, we see potential weakness in the mortgage sector ahead as rates move higher.

    We viewed AAA-rated commercial mortgage-backed securities (CMBS) as an excellent alternative to both high quality corporate bonds and lower coupon mortgages, and we positioned the Fund accordingly. This was a positive contributor to the Fund's performance during the period, as the CMBS market was able to digest a large amount of new bonds coming to market.

    High quality corporate bond yields, in our view, already reflect most, if not all, of the good news about the U.S. economy. Also, in recent months, company-specific risk (event risk) has increased through share buy-backs, increased dividends, and the re-emergence of the risk that companies will issue more debt to "go private" through a leveraged buyout.

    Throughout the period, we constantly re-evaluated all of the Fund's positions as we sought to have the best risk/reward opportunities in the Fund across sectors, with an eye toward holding greater positions in securities that offered the highest likelihood of outperforming the Lehman Index.

Q:  How do you intend to manage the Fund in the coming months?

A: We remain cautious on interest rates, as U.S. economic growth, higher inflation and a persistent Fed may weigh on the fixed income markets in 2005. Moreover, in our view, the U.S. dollar will continue its decline. While this trend may benefit global bonds, it may also put more pressure on the Fed to raise U.S. interest rates to 1) attract foreign demand for U.S. Treasuries and 2) avoid higher inflation. We believe the Fed will

--------------------------------------------------------------------------------
7 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

Questions & Answers

(begin callout quote)> We believe the Fed will continue to tighten monetary policy at least gradually, with the risks in favor of it raising rates more aggressively rather than pausing. (end callout quote)

    continue to tighten monetary policy at least gradually, with the risks in favor of it raising rates more aggressively rather than pausing. Thus, we expect to keep the Fund's duration shorter than the Lehman Index until we believe the market reflects more Fed monetary tightening. As always, we maintain a disciplined focus on individual security selection.

[line chart]

                              U.S. TREASURY YIELDS
                    (Nov. 30, 2004 compared to June 1, 2004)
Yield

[solid line]      2.223%   2.432%  2.997%   3.251%   3.691%   4.349%   5.002%
[dotted line]     1.111%   1.398%  2.589%   3.119%   3.836%     4.7%   5.396%
                  3 mos.   6 mos.  2 yrs.   3 yrs.   5 yrs.   10 yrs.  30 yrs.

                                            Maturity

Treasury yields as of:     [solid line] 11/30/04
                           [dotted line] 6/1/04

Source: Bloomberg

This chart compares the income potential of U.S. Treasury bills, notes and bonds as of Nov. 30, 2004 compared to six months earlier. This is known as the yield curve.

--------------------------------------------------------------------------------
8 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

Investments in Securities

Quality Income Portfolio

Nov. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (100.4%)
Issuer                  Coupon               Principal             Value(a)
                         rate                 amount

Foreign government (0.8%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   07-04-10               5.25%             1,885,000(c)         $2,766,506
Pemex Project Funding Master Trust
  (U.S. Dollar)
   12-15-14               7.38              4,742,000(c)          5,173,522
Total                                                             7,940,028

U.S. government obligations & agencies (31.3%)
Federal Home Loan Bank
   09-22-05               2.13              7,100,000             7,065,728
   05-22-06               2.88             14,730,000            14,692,748
   12-17-07               3.25              2,585,000             2,563,312
   06-14-13               3.88             14,970,000(m)         14,262,563
Federal Home Loan Mtge Corp
   07-15-06               5.50              8,000,000             8,302,328
   07-15-09               4.25             10,000,000            10,133,990
   01-15-12               5.75             14,425,000            15,603,984
   07-15-13               4.50              8,650,000             8,561,338
Federal Natl Mtge Assn
   02-15-05               7.13              8,000,000             8,077,504
  (U.S. Dollar)
   05-15-11               6.00              3,520,000             3,851,725
Overseas Private Investment
  U.S. Govt Guaranty Series 1996A
   09-15-08               6.99              4,444,444             4,760,844
U.S. Treasury
   12-31-05               1.88             11,080,000            10,982,617
   11-15-06               3.50             16,270,000            16,422,531
   10-15-09               3.38              5,975,000(m)          5,890,275
   11-15-09               3.50             53,845,000(m)         53,357,057
   11-15-14               4.25             11,740,000            11,639,106
   08-15-23               6.25             19,435,000            22,300,147
   02-15-26               6.00             66,414,000(l)         74,417,417
   02-15-31               5.38              1,545,000             1,626,113
Total                                                           294,511,327

Commercial mortgage-backed(f)/
Asset-backed securities (10.7%)
AmeriCredit Automobile Receivables Trust
  Series 2004-CA Cl A3
   03-06-09               3.00              2,000,000             1,983,126
  Series 2004-DF Cl A3 (FSA)
   07-06-09               2.98              1,500,000(j)          1,480,782
Banc of America Commercial Mtge
  Series 2004-5 Cl A4
   11-10-41               4.94              1,300,000             1,306,864
Bear Stearns Commercial Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40               4.00              3,124,410             3,083,199
  Series 2004-PWR5 Cl A5
   07-11-42               4.98              1,000,000               997,480
  Series 2004-T16 Cl A3
   02-13-46               4.03                600,000               590,469
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14               4.46              9,401,725(d)          9,529,168
Commercial Mtge Pass-Through Certificates
  Series 2004-CNL Cl A1
   09-15-14               2.32              3,280,000(d,g)        3,254,744
  Series 2004-LB3A Cl A2
   07-10-37               4.71              1,225,000             1,250,358
  Series 2004-LB3A Cl A3
   07-10-37               5.09              3,500,000             3,607,185
  Series 2004-LB3A Cl A5
   07-10-37               5.44              1,500,000(g)          1,551,945
CS First Boston Mtge Securities
  Series 2004-C1 Cl A2
   01-15-37               3.52              1,550,000             1,523,487
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
   03-10-40               4.12              3,250,000             3,223,838
GMAC Commercial Mtge Securities
  Series 1999-C1 Cl B
   05-15-33               6.30              2,200,000             2,378,445
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A2
   07-12-37               5.26              1,500,000             1,548,864

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
9 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

Issuer                  Coupon               Principal             Value(a)
                         rate                 amount

Commercial mortgage-backed(f)/
Asset-backed securities (cont.)
JPMorgan Chase Commercial Mtge Securities (cont.)
  Series 2004-C2 Cl A3
   05-15-41               5.39%            $1,550,000(g)         $1,588,711
  Series 2004-CBX Cl A3
   01-12-37               4.18              1,000,000               997,718
  Series 2004-CBX Cl A5
   01-12-37               4.65              1,500,000             1,493,197
  Series 2004-CBX Cl A6
   01-12-37               4.90              1,900,000             1,888,177
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A3
   06-15-26               5.39              2,790,000             2,932,351
  Series 2002-C4 Cl A4
   09-15-26               4.56              1,800,000             1,809,939
  Series 2002-C8 Cl A3
   11-15-27               4.83              1,150,000             1,164,341
  Series 2003-C3 Cl A2
   05-15-27               3.09              5,800,000             5,644,628
  Series 2003-C7 Cl A2
   09-15-27               4.06              2,573,500             2,567,413
  Series 2003-C8 Cl A2
   11-15-27               4.21              5,130,000             5,150,982
  Series 2003-C8 Cl A4
   11-15-32               5.12              2,900,000             2,955,738
  Series 2004-C2 Cl A2
   03-15-29               3.25              4,935,000             4,767,259
  Series 2004-C4 Cl A4
   06-15-29               5.31              1,265,000(g)          1,306,777
  Series 2004-C6 Cl A2
   08-15-29               4.19              2,250,000             2,241,765
  Series 2004-C7 Cl A2
   10-15-29               3.99              1,000,000               989,190
  Series 2004-C8 Cl A2
   12-15-29               4.20              2,300,000(b)          2,295,238
  Series 2004-C8 Cl A6
   12-15-29               4.80              3,100,000(b)          3,068,395
Metris Master Trust
  Series 2004-2 Cl M
   10-20-10               2.44              1,000,000(g)          1,000,460
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94              1,500,000             1,487,623
Morgan Stanley Capital I
  Series 2003-IQ4 Cl A1
   05-15-40               3.27              4,475,572             4,288,856
  Series 2004-IQ8 Cl A2
   06-15-40               3.96              2,200,000             2,200,792
Morgan Stanley, Dean Witter Capital 1
  Series 2002-TOP7 Cl A2
   01-15-39               5.98              2,235,000             2,417,020
Nissan Auto Lease Trust
  Series 2004-A Cl A3
   08-15-07               2.90              1,450,000             1,442,298
Nissan Auto Receivables Owner Trust
  Series 2003-A Cl A4
   07-15-08               2.61                980,000               970,555
Residential Asset Securities
  Series 2002-KS1 Cl AI4
   11-25-29               5.86              2,092,965             2,106,778
WFS Financial Owner Trust
  Series 2004-3 Cl A3
   03-17-09               3.30              5,000,000             4,988,259
Total                                                           101,074,414

Mortgage-backed securities (39.8%)(f,k)
Adjustable Rate Mtge Trust
  Series 2004-2 Cl 6A1
   02-25-35               5.29              2,268,335(e)          2,288,922
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
   01-25-34               6.00              2,760,809             2,828,007
Bank of America Mtge Securities
  Series 2004-F Cl B1
   07-25-34               4.16              1,843,440(e)          1,769,961
Countrywide Alternative Loan Trust
  Series 2003-11T1 Cl A1
   07-25-18               4.75              1,806,980             1,802,687
Countrywide Home Loans
  Series 2004-12 Cl 1M
   08-25-34               4.67              1,174,414(e)          1,159,194
CS First Boston Mtge Securities
  Series 2004-AR5 Cl CB1
   06-25-34               4.45              1,195,913(e)          1,174,746
Federal Home Loan Mtge Corp
   05-01-13               4.50              2,353,497             2,371,608
   11-01-14               7.50              2,079,113             2,222,018
   07-01-16               8.00                    146                   159
   01-01-17               8.00                  1,216                 1,337
   03-01-17               8.50                 14,284                15,762
   06-01-17               8.50                  4,255                 4,695
   07-01-17               7.00              6,804,161             7,213,584
   05-01-18               5.50              2,220,029             2,291,412
   09-01-18               5.00              3,955,608             4,016,695
   10-01-18               5.00              6,239,821             6,337,434

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

Issuer                  Coupon               Principal             Value(a)
                         rate                 amount

Mortgage-backed securities (cont.)
Federal Home Loan Mtge Corp (cont.)
   01-01-19               5.50%              $878,625              $906,877
   09-01-19               8.50                 37,223                41,043
   04-01-20               9.00                 65,135                73,053
   04-01-21               9.00                129,767               145,229
   03-01-22               8.50                266,864               294,531
   08-01-22               8.50                258,265               284,786
   02-01-25               8.00                356,675               388,182
   06-01-32               7.00              1,803,447             1,922,055
   07-01-32               7.00              6,138,265             6,510,103
   04-01-33               6.00              6,250,262             6,496,553
   06-01-33               5.50              3,797,413             3,849,328
   09-01-33               4.56              3,592,018(e)          3,569,388
   12-01-33               5.00              3,217,677             3,187,231
   08-01-34               5.20              2,959,496(e)          2,976,745
  Collateralized Mtge Obligation
   02-15-27               5.00              4,000,000             4,077,742
   10-15-27               5.00              7,425,000             7,531,246
   06-15-28               5.00              4,625,000             4,694,317
   11-15-28               4.50              2,076,610             2,080,763
   01-15-33               5.00              1,200,418             1,199,643
   02-15-33               5.50              3,702,082             3,806,062
   07-25-43               7.00              1,861,140             1,970,482
  Interest Only
   02-15-14               7.40              1,715,904(h)            131,696
Federal Natl Mtge Assn
   12-01-11               5.10                433,843               446,170
   11-01-12               4.84              1,844,223             1,868,678
   01-01-13               4.92              1,367,080             1,389,917
   04-01-14               6.00              3,015,876             3,168,105
   03-01-17               6.50              3,678,325             3,900,329
   04-01-17               6.50              1,924,492             2,040,644
   08-01-17               6.00              6,797,633             7,124,236
   09-01-17               6.00              7,560,374             7,923,625
   04-01-18               5.00              6,080,527             6,185,055
   05-01-18               5.50              5,250,423             5,441,509
   05-01-18               6.00              4,768,521             5,002,104
   06-01-18               4.50              1,811,827             1,804,496
   06-01-18               5.00              2,070,310             2,104,597
   08-01-18               4.50              6,099,905             6,073,933
   10-01-18               4.50              3,357,170             3,343,587
   01-01-19               5.50              1,079,405             1,115,604
   02-01-19               5.00              2,756,133             2,796,768
   07-01-23               5.00              3,062,759             3,069,384
   07-01-23               5.50              3,542,726             3,613,995
   09-01-23               5.50              4,082,657             4,164,788
   12-01-26               8.00                507,348               552,777
   04-01-27               7.50                564,852               606,382
   08-01-27               8.00                570,913               621,979
   01-01-28               6.50                319,653               337,182
   07-01-28               5.50              1,998,106             2,029,508
   11-01-28               5.50              3,485,299             3,540,073
   04-01-29               5.00              4,871,499             4,822,707
   01-01-30               8.00                450,826               490,755
   06-01-31               7.00              4,637,315             4,936,258
   03-01-32               7.50                644,528               690,833
   04-01-32               7.50                662,023               709,023
   05-01-32               7.50                686,516               735,895
   06-01-32               7.50              1,703,849             1,824,814
   07-01-32               6.50              1,201,284             1,265,513
   08-01-32               6.50              6,890,489             7,256,580
   08-01-32               7.00                771,773               819,045
   11-01-32               6.50              1,586,176             1,672,962
   01-01-33               6.00              5,230,557             5,404,804
   02-01-33               6.00             10,456,721            10,815,966
   04-01-33               5.50             22,631,657            23,007,273
   04-01-33               6.00             10,890,115            11,318,624
   05-01-33               5.50              6,044,463             6,133,256
   07-01-33               4.85              2,354,605(e)          2,364,660
   07-01-33               5.00              4,854,574             4,802,052
   07-01-33               5.50              3,820,985             3,871,420
   08-01-33               5.50                915,851               927,939
   10-01-33               6.50              4,826,189             5,070,891
   01-01-34               6.50              1,813,671             1,916,954
   03-01-34               5.00             14,877,278            14,716,319
   09-01-34               4.85              4,149,104(b,e)        4,200,585
   12-01-34               6.50              9,900,000(b)         10,379,556
   01-01-35               6.00              4,000,000(b)          4,141,240
  Collateralized Mtge Obligation
   05-25-16               4.00              3,000,000             2,998,734
   02-25-21               4.50              4,967,000             4,999,994
   12-25-26               8.00              1,868,799             2,007,326
   06-25-44               7.50              1,887,750             2,024,706
  Interest Only
   12-25-12              13.29              1,607,992(h)             91,138
   12-25-31               1.19              1,537,027(h)            316,127
  Principal Only
   09-01-18               4.06                 31,713(i)             28,431
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34               5.46              2,360,032             2,402,796
  Series 2004-FA1 Cl 1A1
   10-25-34               6.25              5,242,985             5,406,947

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
11 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

Issuer                  Coupon               Principal             Value(a)
                         rate                 amount

Mortgage-backed securities (cont.)
Govt Natl Mtge Assn
   05-15-26               7.50%              $907,217              $978,673
   12-15-32               6.00             11,164,561            11,558,690
   07-15-33               5.00              3,173,631             3,164,081
   10-15-33               5.00              2,943,261             2,933,486
   10-15-33               5.50              4,587,467             4,673,442
   03-20-34               6.50              1,595,146             1,682,387
  Collateralized Mtge Obligation
  Interest Only
   01-20-32               0.00              1,371,895(h)            175,831
   08-20-32               0.00              5,365,964(h)            896,789
GSR Mtge Loan Trust
  Series 2004-6F Cl 2A2
   05-25-34               5.50              1,811,200             1,849,911
Master Adjustable Rate Mtge Trust
  Series 2004-5 Cl B1
   07-25-34               4.45              1,467,821(e)          1,446,802
Master Alternative Loans Trust
  Series 2004-4 Cl 2A1
   05-25-34               6.00              4,421,117             4,530,938
  Series 2004-7 Cl 8A1
   08-25-19               5.00              1,856,697             1,867,521
  Series 2004-8 Cl 7A1
   09-25-19               5.00              2,593,830             2,610,404
Structured Adjustable Rate Mtge Loan
  Series 2004-5 Cl B1
   05-25-34               4.63              1,348,101(e)          1,331,331
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33               5.50              6,412,336             6,425,333
Washington Mutual
  Series 2004-CB2 Cl 6A
   07-25-19               4.50              1,822,637             1,803,463
Total                                                           374,401,906

Automotive & related (0.3%)
DaimlerChrysler NA Holding
   11-15-13               6.50              1,175,000(l)          1,253,290
Ford Motor
   02-01-29               6.38              2,460,000(l)          2,152,977
Total                                                             3,406,267

Banks and savings & loans (2.0%)
Banknorth Group
  Sr Nts
   05-01-08               3.75              1,510,000(l)          1,495,731
US Bank NA Minnesota
   08-01-11               6.38              1,165,000             1,287,318
Wachovia Bank NA
  Sub Nts
   11-01-14               4.80              2,395,000             2,346,762
Washington Mutual Bank FA
  Sub Nts
   06-15-11               6.88              2,215,000             2,477,196
   08-15-14               5.65              5,695,000             5,807,305
Wells Fargo Bank NA
  Sub Nts
   02-01-11               6.45              5,674,000             6,284,778
Total                                                            19,699,090

Cable (1.2%)
Comcast
   03-15-11               5.50             11,625,000            12,102,555

Cellular telecommunications (0.2%)
US Cellular
  Sr Nts
   12-15-33               6.70              2,405,000             2,401,251

Energy equipment & services (0.6%)
Halliburton
   10-15-10               5.50              6,270,000             6,560,295

Finance companies (1.3%)
Citigroup
  Sub Nts
   09-15-14               5.00              8,450,000(d)          8,392,236
GMAC
   09-15-11               6.88              3,870,000             3,947,396
Total                                                            12,339,632

Financial services (1.1%)
KFW Intl Finance
   10-17-05               2.50              6,275,000             6,245,351
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09               3.40              1,400,000(b,j)        1,400,000
Pricoa Global Funding I
   06-15-08               4.35              2,980,000(d)          3,012,184
Total                                                            10,657,535

Health care services (0.6%)
Cardinal Health
   06-15-15               4.00              6,435,000             5,642,652

Household products (0.2%)
Clorox
   01-15-10               4.20              2,000,000(b,d)        1,998,240

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

Issuer                  Coupon               Principal             Value(a)
                         rate                 amount

Insurance (2.1%)
ASIF Global Financing XIX
   01-17-13               4.90%           $14,340,000(d)        $14,401,232
Prudential Financial
   09-20-14               5.10              5,595,000             5,526,607
Total                                                            19,927,839

Leisure time & entertainment (0.4%)
Time Warner
   05-15-29               6.63              4,100,000             4,295,410

Media (0.6%)
News America
   12-15-14               5.30              6,385,000(b,d)        6,380,403

Multi-industry (0.1%)
Tyco Intl Group
  (U.S. Dollar)
   02-15-11               6.75                825,000(c)            921,857

Real estate (0.2%)
Archstone-Smith OPR Trust
   08-15-14               5.63              1,860,000             1,901,608

Retail -- drugstores (0.2%)
CVS
   09-15-14               4.88              2,045,000             2,014,382

Retail -- general (0.3%)
May Department Stores
   07-15-14               5.75              3,280,000(d)          3,337,016

Telecom equipment & services (1.3%)
Sprint Capital
   11-15-28               6.88              4,985,000             5,297,031
TELUS
  (U.S. Dollar)
   06-01-11               8.00              6,282,500(c)          7,352,033
Total                                                            12,649,064

Textiles & apparel (0.4%)
Jones Apparel Group
   11-15-09               4.25              1,910,000(d)          1,894,023
   11-15-14               5.13              1,900,000(d)          1,863,032
Total                                                             3,757,055

Utilities -- electric (1.5%)
Columbus Southern Power
  Sr Nts Series C
   03-01-13               5.50                480,000               495,784
Dayton Power & Light
  1st Mtge
   10-01-13               5.13              2,135,000(d)          2,143,882
Duquesne Light
  1st Mtge Series Q
   05-15-14               5.70                420,000               442,957
Indianapolis Power & Light
  1st Mtge
   07-01-13               6.30              1,120,000(d)          1,201,536
Metropolitan Edison
   03-15-13               4.95              4,130,000             4,067,174
  1st Mtge
   04-01-14               4.88              2,625,000             2,550,135
Progress Energy
  1st Mtge
   03-01-13               4.80              2,375,000             2,356,499
Tampa Electric
   08-15-12               6.38                775,000               840,436
Total                                                            14,098,403

Utilities -- telephone (2.1%)
Telecom Italia Capital
  (U.S. Dollar)
   09-30-34               6.00              6,785,000(c,d)        6,457,834
Verizon New York
  Series B
   04-01-32               7.38              3,335,000             3,699,816
Verizon Pennsylvania
  Series A
   11-15-11               5.65              9,770,000            10,188,253
Total                                                            20,345,903

Total bonds
(Cost: $941,783,410)                                           $942,364,132

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
13 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

Short-term securities (4.3%)(n)
Issuer                 Effective              Amount               Value(a)
                         yield              payable at
                                             maturity

U.S. government agencies (3.8%)
Federal Home Loan Bank Disc Nt
   12-06-04               1.75%           $10,300,000           $10,296,944
Federal Natl Mtge Assn Disc Nts
   12-09-04               1.82              7,400,000             7,396,578
   12-14-04               1.85             20,000,000            19,985,771
Total                                                            37,679,293

Commercial paper (0.3%)
Edison Asset Securitization
   12-13-04               1.89%            $3,000,000            $2,997,963

Total short-term securities
(Cost: $40,679,026)                                             $40,677,256

Total investments in securities
(Cost: $982,462,436)(o)                                        $983,041,388

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Nov. 30, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $33,976,538.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. At Nov. 30, 2004, the value of foreign securities represented 2.4% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2004, the value of these securities amounted to $63,865,530 or 6.8% of net assets.

(e) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2004.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2004.

(h) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2004.

(i) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Nov. 30, 2004.

--------------------------------------------------------------------------------
14 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

(j) The following abbreviation is used in the portfolio security descriptions to identify the insurer of the issue:

      FSA -- Financial Security Assurance

(k) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Nov. 30, 2004:

      Security               Principal    Settlement    Proceeds      Value
                              amount         date      receivable

      Federal Natl Mtge Assn
         12-01-19 5.00%     $ 2,625,000    12-16-04   $ 2,663,964  $ 2,658,626
         12-01-34 5.50       23,550,000    12-13-04    23,930,054   23,800,101
         01-01-35 5.00       10,000,000    01-13-05     9,906,252    9,837,500

(l) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 6 to the financial statements):

      Type of security                                           Notional amount
      Sale contracts
      U.S. Treasury Notes, Dec. 2004, 5-year                       $ 4,100,000
      U.S. Treasury Notes, Dec. 2004, 10-year                       13,100,000
      U.S. Treasury Notes, March 2005, 5-year                          100,000
      U.S. Treasury Notes, March 2005, 10-year                      83,800,000

(m) At Nov. 30, 2004, security was partially or fully on loan. See Note 4 to the financial statements.

(n) Cash collateral received from security lending activity is invested in short-term securities and represents 3.2% of net assets. See Note 4 to the financial statements. 1.1% of net assets is the Portfolio's cash equivalent position.

(o) At Nov 30, 2004, the cost of securities for federal income tax purposes was approximately $982,462,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                $ 6,254,000
      Unrealized depreciation                                 (5,675,000)
                                                              ----------
      Net unrealized appreciation                            $   579,000
                                                             -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
15 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
Quality Income Portfolio
Nov. 30, 2004 (Unaudited) Assets
Investments in securities, at value (Note 1)*
   (identified cost $982,462,436)                                                           $  983,041,388
Accrued interest receivable                                                                      7,510,740
Receivable for investment securities sold                                                       95,931,462
Unrealized appreciation on foreign currency contracts held, at value (Note 6)                        4,026
                                                                                                     -----
Total assets                                                                                 1,086,487,616
                                                                                             -------------
Liabilities
Disbursements in excess of cash on demand deposit                                                  245,837
Payable for investment securities purchased                                                     80,840,879
Unrealized depreciation on foreign currency contracts held, at value (Note 6)                       13,206
Payable upon return of securities loaned (Note 4)                                               30,284,125
Accrued investment management services fee                                                          13,355
Other accrued expenses                                                                               6,723
Forward sale commitments, at value (proceeds receivable $36,500,270) (Note 1)                   36,296,227
                                                                                                ----------
Total liabilities                                                                              147,700,352
                                                                                               -----------
Net assets                                                                                  $  938,787,264
                                                                                            ==============
* Including securities on loan, at value (Note 4)                                           $   29,192,096
                                                                                            --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

Statement of operations
Quality Income Portfolio

Six months ended Nov. 30, 2004 (Unaudited)
Investment income
Income:
Interest                                                                       $21,511,491
Fee income from securities lending (Note 4)                                         43,721
                                                                                    ------
Total income                                                                    21,555,212
                                                                                ----------
Expenses (Note 2):
Investment management services fee                                               2,521,362
Compensation of board members                                                        5,482
Custodian fees                                                                      49,600
Audit fees                                                                          16,500
Other                                                                               22,674
                                                                                    ------
Total expenses                                                                   2,615,618
   Earnings credits on cash balances (Note 2)                                          (28)
                                                                                       ---
Total net expenses                                                               2,615,590
                                                                                 ---------
Investment income (loss) -- net                                                 18,939,622
                                                                                ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                2,903,439
   Foreign currency transactions                                                    (8,628)
   Futures contracts                                                            (1,791,354)
                                                                                ----------
Net realized gain (loss) on investments                                          1,103,457
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies           15,258,297
                                                                                ----------
Net gain (loss) on investments and foreign currencies                           16,361,754
                                                                                ----------
Net increase (decrease) in net assets resulting from operations                $35,301,376
                                                                               ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
17 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

Statements of changes in net assets
Quality Income Portfolio

                                                                               Nov. 30, 2004         May 31, 2004
                                                                             Six months ended         Year ended
                                                                                (Unaudited)
Operations
Investment income (loss) -- net                                              $  18,939,622         $   43,667,562
Net realized gain (loss) on investments                                          1,103,457             10,488,305
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies           15,258,297            (66,112,279)
                                                                                ----------            -----------
Net increase (decrease) in net assets resulting from operations                 35,301,376            (11,956,412)
                                                                                ----------            -----------
Proceeds from contributions                                                     25,644,377              8,835,237
Fair value of withdrawals                                                     (111,784,838)          (465,582,594)
                                                                              ------------           ------------
Net contributions (withdrawals) from partners                                  (86,140,461)          (456,747,357)
                                                                               -----------           ------------
Total increase (decrease) in net assets                                        (50,839,085)          (468,703,769)
Net assets at beginning of period                                              989,626,349          1,458,330,118
                                                                               -----------          -------------
Net assets at end of period                                                  $ 938,787,264         $  989,626,349
                                                                             =============         ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

Notes to Financial Statements

Quality Income Portfolio

(Unaudited as to Nov. 30, 2004)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Quality Income Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in investment-grade bonds. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

--------------------------------------------------------------------------------
19 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

--------------------------------------------------------------------------------
20 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment basis, including when issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its forward-commitments. At Nov. 30, 2004, the Portfolio has entered into outstanding when-issued securities of $20,189,733 and other forward-commitments of $13,786,805.

The Portfolio also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Portfolio to "roll over" its purchase commitments, the Portfolio receives negotiated amounts in the form of reductions of the purchase price of the commitment.

Forward sale commitments

The Portfolio may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the "Notes to investments in securities."

Guarantees and indemnifications

Under the Portfolio's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolio. In addition, certain of the Portfolio's contracts with its service providers contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Portfolio cannot be determined and the Portfolio has no historical basis for predicting the likelihood of any such claims.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

--------------------------------------------------------------------------------
21 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with American Express Financial Corporation (AEFC) to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets that declines from 0.52% to 0.395% annually as the Portfolio's assets increase.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested trustees may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the underlying Fund or other American Express mutual funds. The Portfolio's liability for these amounts is adjusted for market value changes and remains in the Portfolio until distributed in accordance with the Plan.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

During the six months ended Nov. 30, 2004, the Portfolio's custodian fees were reduced by $28 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,245,785,967 and $1,314,480,357, respectively, for the six months ended Nov. 30, 2004. Realized gains and losses are determined on an identified cost basis.

4. LENDING OF PORTFOLIO SECURITIES

At Nov. 30, 2004, securities valued at $29,192,096 were on loan to brokers. For collateral, the Portfolio received $30,284,125 in cash. Cash collateral received is invested in short-term securities, which are included in the short-term section of the "Investment in securities." Income from securities lending amounted to $43,721 for the six months ended Nov. 30, 2004. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------
22 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

5. INTEREST RATE FUTURES CONTRACTS

At Nov. 30, 2004, investments in securities included securities valued at $1,482,707 that were pledged as collateral to cover initial margin deposits on 1,011 open sale contracts. The notional market value of the open sale contracts at Nov. 30, 2004 was $112,016,157 with a net unrealized gain of $712,097. See "Summary of significant accounting policies" and "Notes to investments in securities."

6. FORWARD FOREIGN CURRENCY CONTRACTS

At Nov. 30, 2004, the Fund had forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date                    Currency to        Currency to             Unrealized          Unrealized
                                be delivered        be received            appreciation        depreciation
Dec. 1, 2004                       2,096,435          2,773,584               $   --             $13,206
                      European Monetary Unit        U.S. Dollar
Dec. 3, 2004                       2,118,408          2,820,025                4,026                  --
                      European Monetary Unit        U.S. Dollar
                                                                              ------             -------
Total                                                                         $4,026             $13,206
                                                                              ------             -------

7. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Portfolio's results.

Ratios/supplemental data
Fiscal period ended May 31,                                                  2004(e)     2004      2003      2002      2001
Ratio of expenses to average daily net assets(a)                             .54%(b)     .54%      .52%      .53%      .52%
Ratio of net investment income (loss) to average daily net assets           3.90%(b)    3.62%     4.33%     4.89%     6.44%
Portfolio turnover rate (excluding short-term securities)                    138%        292%      263%      389%      150%
Total return(c)                                                             3.81%(d)    (.77%)    6.56%     5.34%    12.06%

(a) Expense ratio is based on total expenses of the Portfolio before reduction of earnings credits on cash balances. The ratio does not include feeder fund expenses.

(b)  Adjusted to an annual basis.

(c) Total return is based on a calculated Portfolio NAV and does not reflect payment of a sales charge.

(d)  Not annualized.

(e)  Six months ended Nov. 30, 2004 (Unaudited).

--------------------------------------------------------------------------------
23 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Selective Fund

Nov. 30, 2004 (Unaudited)
Assets
Investment in Portfolio (Note 1)                                                                               $938,661,170
Capital shares receivable                                                                                            79,932
                                                                                                                     ------
Total assets                                                                                                    938,741,102
                                                                                                                -----------
Liabilities
Dividends payable to shareholders                                                                                   599,002
Capital shares payable                                                                                              223,221
Accrued distribution fee                                                                                              8,662
Accrued service fee                                                                                                     172
Accrued transfer agency fee                                                                                           1,612
Accrued administrative services fee                                                                                   1,283
Other accrued expenses                                                                                               69,742
                                                                                                                     ------
Total liabilities                                                                                                   903,694
                                                                                                                    -------
Net assets applicable to outstanding capital stock                                                             $937,837,408
                                                                                                               ============
Represented by
Capital stock -- $.01 par value (Note 1)                                                                       $  1,084,666
Additional paid-in capital                                                                                      966,920,928
Excess of distributions over net investment income                                                                 (264,834)
Accumulated net realized gain (loss) (Note 5)                                                                   (31,400,081)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                             1,496,729
                                                                                                                  ---------
Total -- representing net assets applicable to outstanding capital stock                                       $937,837,408
                                                                                                               ============
Net assets applicable to outstanding shares:                Class A                                            $652,763,698
                                                            Class B                                            $148,412,656
                                                            Class C                                            $  4,942,877
                                                            Class I                                            $ 68,622,798
                                                            Class Y                                            $ 63,095,379
Net asset value per share of outstanding capital stock:     Class A shares             75,490,706              $       8.65
                                                            Class B shares             17,166,066              $       8.65
                                                            Class C shares                571,679              $       8.65
                                                            Class I shares              7,935,445              $       8.65
                                                            Class Y shares              7,302,748              $       8.64
                                                                                        ---------              ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
24 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

Statement of operations
AXP Selective Fund

Six months ended Nov. 30, 2004 (Unaudited)
Investment income
Income:
Interest                                                                       $21,508,721
Fee income from securities lending                                                  43,715
                                                                                    ------
Total income                                                                    21,552,436
                                                                                ----------
Expenses (Note 2):
Expenses allocated from Portfolio                                                2,615,249
Distribution fee
   Class A                                                                         867,512
   Class B                                                                         838,132
   Class C                                                                          26,754
Transfer agency fee                                                                640,094
Incremental transfer agency fee
   Class A                                                                          43,249
   Class B                                                                          21,207
   Class C                                                                             833
Service fee -- Class Y                                                              38,468
Administrative services fees and expenses                                          245,970
Compensation of board members                                                        4,482
Printing and postage                                                               126,400
Registration fees                                                                   21,540
Audit fees                                                                           5,500
Other                                                                                6,040
                                                                                     -----
Total expenses                                                                   5,501,430
   Expenses waived/reimbursed by AEFC (Note 2)                                    (378,028)
                                                                                  --------
                                                                                 5,123,402
   Earnings credits on cash balances (Note 2)                                      (10,311)
                                                                                   -------
Total net expenses                                                               5,113,091
                                                                                 ---------
Investment income (loss) -- net                                                 16,439,345
                                                                                ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                         2,903,368
   Foreign currency transactions                                                    (8,710)
   Futures contracts                                                            (1,791,414)
                                                                                ----------
Net realized gain (loss) on investments                                          1,103,244
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies           15,256,397
                                                                                ----------
Net gain (loss) on investments and foreign currencies                           16,359,641
                                                                                ----------
Net increase (decrease) in net assets resulting from operations                $32,798,986
                                                                               ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
25 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

Statements of changes in net assets
AXP Selective Fund
                                                                                     Nov. 30, 2004              May 31, 2004
                                                                                   Six months ended              Year ended
                                                                                      (Unaudited)
Operations and distributions
Investment income (loss) -- net                                                     $  16,439,345            $   36,407,873
Net realized gain (loss) on investments                                                 1,103,244                10,487,801
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                  15,256,397               (66,106,407)
                                                                                       ----------               -----------
Net increase (decrease) in net assets resulting from operations                        32,798,986               (19,210,733)
                                                                                       ----------               -----------
Distributions to shareholders from:
   Net investment income
      Class A                                                                         (12,210,854)              (26,365,292)
      Class B                                                                          (2,305,297)               (5,744,369)
      Class C                                                                             (73,980)                 (180,386)
      Class I                                                                            (479,154)                       --
      Class Y                                                                          (1,409,406)               (4,136,231)
                                                                                       ----------                ----------
Total distributions                                                                   (16,478,691)              (36,426,278)
                                                                                      -----------               -----------
Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                                             29,384,864                79,211,532
   Class B shares                                                                       5,195,064                22,932,095
   Class C shares                                                                         271,222                 1,212,212
   Class I shares                                                                      68,359,276                        --
   Class Y shares                                                                       8,650,931                34,353,219
Reinvestment of distributions at net asset value
   Class A shares                                                                       9,543,263                21,394,439
   Class B shares                                                                       2,035,278                 5,231,020
   Class C shares                                                                          64,463                   159,927
   Class I shares                                                                         433,942                        --
   Class Y shares                                                                       1,383,020                 4,205,827
Payments for redemptions
   Class A shares                                                                    (104,911,870)             (311,025,257)
   Class B shares (Note 2)                                                            (51,580,826)             (142,694,010)
   Class C shares (Note 2)                                                             (1,058,766)               (4,975,937)
   Class I shares                                                                         (23,352)                       --
   Class Y shares                                                                     (34,853,219)             (123,235,606)
                                                                                      -----------              ------------
Increase (decrease) in net assets from capital share transactions                     (67,106,710)             (413,230,539)
                                                                                      -----------              ------------
Total increase (decrease) in net assets                                               (50,786,415)             (468,867,550)
Net assets at beginning of period                                                     988,623,823             1,457,491,373
                                                                                      -----------             -------------
Net assets at end of period                                                         $ 937,837,408            $  988,623,823
                                                                                    =============            ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
26 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

Notes to Financial Statements

AXP Selective Fund

(Unaudited as to Nov. 30, 2004)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Income Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o  Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

Effective July 15, 2004, the Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At Nov. 30, 2004, AEFC and the AXP Portfolio Builder Series funds owned 100% of Class I shares, which represents 7.32% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Quality Income Portfolio

The Fund invests all of its assets in Quality Income Portfolio (the Portfolio), a series of Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in investment-grade bonds.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund at Nov. 30, 2004 was 99.99%.

--------------------------------------------------------------------------------
27 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

All securities held by the portfolio are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Guarantees and indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

--------------------------------------------------------------------------------
28 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.05% to 0.025% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $20.50

o  Class B $21.50

o  Class C $21.00

o  Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $210,457 for Class A, $123,802 for Class B and $885 for Class C for the six months ended Nov. 30, 2004.

--------------------------------------------------------------------------------
29 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

For the six months ended Nov. 30, 2004, AEFC and its affiliates waived certain fees and expenses to 0.94% for Class A, 1.69% for Class B, 1.69% for Class C, 0.67% for Class I and 0.77% for Class Y. Of these waived fees and expenses, the class specific transfer agency fees waived for Class A, Class B, Class C and Class Y were $269,815, $74,171, $2,577 and $31,417, respectively, which represent 0.08%, 0.09%, 0.10% and 0.08%, respectively, of the Fund's average daily net assets. In addition, AEFC and its affiliates have agreed to waive certain fees and expenses until May 31, 2005. Under this agreement, net expenses will not exceed 0.945% for Class A, 1.695% for Class B, 1.695% for Class C, 0.735% for Class I and 0.775% for Class Y of the Fund's average daily net assets.

During the six months ended Nov. 30, 2004, the Fund's transfer agency fees were reduced by $10,311 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                                     Six months ended Nov. 30, 2004
                                              Class A         Class B        Class C        Class I*         Class Y
Sold                                        3,420,234         602,920         31,483       7,888,295       1,005,016
Issued for reinvested distributions         1,104,782         235,786          7,462          49,853         160,432
Redeemed                                  (12,191,238)     (6,006,077)      (123,183)         (2,703)     (4,041,029)
                                          -----------      ----------       --------          ------      ----------
Net increase (decrease)                    (7,666,222)     (5,167,371)       (84,238)      7,935,445      (2,875,581)
                                           ----------      ----------        -------       ---------      ----------

* Inception date was July 15, 2004.
                                                                         Year ended May 31, 2004
                                              Class A         Class B        Class C         Class I         Class Y
Sold                                        9,074,746       2,637,527        139,541             N/A       3,953,216
Issued for reinvested distributions         2,467,221         603,159         18,441             N/A         485,010
Redeemed                                  (35,892,994)    (16,404,096)      (573,651)            N/A     (14,229,946)
                                          -----------     -----------       --------        --------     -----------
Net increase (decrease)                   (24,351,027)    (13,163,410)      (415,669)            N/A      (9,791,720)
                                          -----------     -----------       --------        --------      ----------

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by The Bank of New York, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 21, 2004. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.50% or the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with Deutsche Bank. The Fund had no borrowings outstanding during the six months ended Nov. 30, 2004.

--------------------------------------------------------------------------------
30 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $30,375,277 at May 31, 2004 that if not offset by capital gains will expire as follows:

                                  2011          2013
                               $24,224,582   $6,150,695

It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended May 31,                                            2004(g)         2004       2003       2002      2001
Net asset value, beginning of period                                  $8.50           $8.88      $8.74      $8.74     $8.32
                                                                      -----           -----      -----      -----     -----
Income from investment operations:
Net investment income (loss)                                            .15             .28        .33        .40       .52
Net gains (losses) (both realized and unrealized)                       .15            (.38)       .18        .02       .42
                                                                      -----           -----      -----      -----     -----
Total from investment operations                                        .30            (.10)       .51        .42       .94
                                                                      -----           -----      -----      -----     -----
Less distributions:
Dividends from net investment income                                   (.15)           (.28)      (.33)      (.40)     (.52)
Distributions from realized gains                                        --              --       (.04)      (.02)       --
                                                                      -----           -----      -----      -----     -----
Total distributions                                                    (.15)           (.28)      (.37)      (.42)     (.52)
                                                                      -----           -----      -----      -----     -----
Net asset value, end of period                                        $8.65           $8.50      $8.88      $8.74     $8.74
                                                                      -----           -----      -----      -----     -----
Ratios/supplemental data
Net assets, end of period (in millions)                                $653            $707       $955     $1,042    $1,004
Ratio of expenses to average daily net assets(b)                       .94%(c),(d)    1.00%       .98%       .98%      .97%
Ratio of net investment income (loss) to average daily net assets     3.50%(d)        3.17%      3.89%      4.45%     6.01%
Portfolio turnover rate (excluding short-term securities)              138%            292%       263%       389%      150%
Total return(e)                                                       3.59%(f)       (1.17%)     6.05%      4.85%    11.52%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 1.02% for the six months ended Nov. 30, 2004.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Nov. 30, 2004 (Unaudited).

--------------------------------------------------------------------------------
31 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended May 31,                                               2004(g)      2004       2003       2002      2001
Net asset value, beginning of period                                     $8.50        $8.88      $8.74      $8.74     $8.32
                                                                         -----        -----      -----      -----     -----
Income from investment operations:
Net investment income (loss)                                               .12          .21        .27        .33       .45
Net gains (losses) (both realized and unrealized)                          .15         (.38)       .18        .02       .42
                                                                         -----        -----      -----      -----     -----
Total from investment operations                                           .27         (.17)       .45        .35       .87
                                                                         -----        -----      -----      -----     -----
Less distributions:
Dividends from net investment income                                      (.12)        (.21)      (.27)      (.33)     (.45)
Distributions from realized gains                                           --           --       (.04)      (.02)       --
                                                                         -----        -----      -----      -----     -----
Total distributions                                                       (.12)        (.21)      (.31)      (.35)     (.45)
                                                                         -----        -----      -----      -----     -----
Net asset value, end of period                                           $8.65        $8.50      $8.88      $8.74     $8.74
                                                                         -----        -----      -----      -----     -----
Ratios/supplemental data
Net assets, end of period (in millions)                                   $148         $190       $315       $342      $264
Ratio of expenses to average daily net assets(b)                         1.69%(c),(d) 1.76%      1.74%      1.73%     1.73%
Ratio of net investment income (loss) to average daily net assets        2.75%(d)     2.40%      3.12%      3.67%     5.25%
Portfolio turnover rate (excluding short-term securities)                 138%         292%       263%       389%      150%
Total return(e)                                                          3.20%(f)    (1.92%)     5.25%      4.06%    10.69%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 1.78% for the six months ended Nov. 30, 2004.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Nov. 30, 2004 (Unaudited).

--------------------------------------------------------------------------------
32 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended May 31,                                               2004(h)      2004       2003       2002      2001(b)
Net asset value, beginning of period                                     $8.50        $8.88      $8.74      $8.74     $8.40
                                                                         -----        -----      -----      -----     -----
Income from investment operations:
Net investment income (loss)                                               .12          .21        .27        .33       .42
Net gains (losses) (both realized and unrealized)                          .15         (.38)       .18        .02       .34
                                                                         -----        -----      -----      -----     -----
Total from investment operations                                           .27         (.17)       .45        .35       .76
                                                                         -----        -----      -----      -----     -----
Less distributions:
Dividends from net investment income                                      (.12)        (.21)      (.27)      (.33)     (.42)
Distributions from realized gains                                           --           --       (.04)      (.02)       --
                                                                         -----        -----      -----      -----     -----
Total distributions                                                       (.12)        (.21)      (.31)      (.35)     (.42)
                                                                         -----        -----      -----      -----     -----
Net asset value, end of period                                           $8.65        $8.50      $8.88      $8.74     $8.74
                                                                         -----        -----      -----      -----     -----
Ratios/supplemental data
Net assets, end of period (in millions)                                     $5           $6        $10         $9        $4
Ratio of expenses to average daily net assets(c)                         1.69%(d),(e) 1.76%      1.75%      1.74%     1.73%(e)
Ratio of net investment income (loss) to average daily net assets        2.75%(e)     2.40%      3.07%      3.64%     5.16%(e)
Portfolio turnover rate (excluding short-term securities)                 138%         292%       263%       389%      150%
Total return(f)                                                          3.20%(g)    (1.92%)     5.24%      4.06%     9.27%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 1.79% for the six months ended Nov. 30, 2004.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

(h)  Six months ended Nov. 30, 2004 (Unaudited).

--------------------------------------------------------------------------------
33 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

Class I
Per share income and capital changes(a)
Fiscal period ended May 31,                                             2004(b)
Net asset value, beginning of period                                   $8.55
                                                                       -----
Income from investment operations:
Net investment income (loss)                                             .12
Net gains (losses) (both realized and unrealized)                        .10
                                                                       -----
Total from investment operations                                         .22
                                                                       -----
Less distributions:
Dividends from net investment income                                    (.12)
Distributions from realized gains                                         --
                                                                       -----
Total distributions                                                     (.12)
                                                                       -----
Net asset value, end of period                                         $8.65
                                                                       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                  $69
Ratio of expenses to average daily net assets(c)                        .67%(d)
Ratio of net investment income (loss) to average daily net assets      3.82%(d)
Portfolio turnover rate (excluding short-term securities)               138%
Total return(e)                                                        2.63%(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was July 15, 2004 (Unaudited).

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

--------------------------------------------------------------------------------
34 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended May 31,                                               2004(g)      2004       2003       2002      2001
Net asset value, beginning of period                                     $8.49        $8.88      $8.74      $8.74     $8.32
                                                                         -----        -----      -----      -----     -----
Income from investment operations:
Net investment income (loss)                                               .16          .29        .35        .42       .53
Net gains (losses) (both realized and unrealized)                          .15         (.39)       .18        .02       .42
                                                                         -----        -----      -----      -----     -----
Total from investment operations                                           .31         (.10)       .53        .44       .95
                                                                         -----        -----      -----      -----     -----
Less distributions:
Dividends from net investment income                                      (.16)        (.29)      (.35)      (.42)     (.53)
Distributions from realized gains                                           --           --       (.04)      (.02)       --
                                                                         -----        -----      -----      -----     -----
Total distributions                                                       (.16)        (.29)      (.39)      (.44)     (.53)
v                                                                         -----        -----      -----      -----     -----
Net asset value, end of period                                           $8.64        $8.49      $8.88      $8.74     $8.74
                                                                         -----        -----      -----      -----     -----
Ratios/supplemental data
Net assets, end of period (in millions)                                    $63          $86       $177       $188      $218
Ratio of expenses to average daily net assets(b)                          .77%(c),(d)  .84%       .82%       .81%      .82%
Ratio of net investment income (loss) to average daily net assets        3.67%(d)     3.30%      4.04%      4.61%     6.16%
Portfolio turnover rate (excluding short-term securities)                 138%         292%       263%       389%      150%
Total return(e)                                                          3.69%(f)    (1.13%)     6.22%      5.02%    11.70%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 0.85% for the six months ended Nov. 30, 2004.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Nov. 30, 2004 (Unaudited).

--------------------------------------------------------------------------------
35 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

Fund Expenses Example

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2004.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
36 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

                                                 Beginning                   Ending                     Expenses paid
                                               account value              account value               during the period
                                               June 1, 2004               Nov. 30, 2004          June 1, 2004-Nov. 30, 2004
Class A
   Actual(a)                                      $1,000                   $1,035.90                       $4.88(b)
   Hypothetical (5% return before expenses)       $1,000                   $1,020.69                       $4.84(b)
Class B
   Actual(a)                                      $1,000                   $1,032.00                       $8.75(c)
   Hypothetical (5% return before expenses)       $1,000                   $1,016.87                       $8.68(c)
Class C
   Actual(a)                                      $1,000                   $1,032.00                       $8.75(d)
   Hypothetical (5% return before expenses)       $1,000                   $1,016.87                       $8.68(d)
Class I
   Actual(a)                                         N/A                      N/A                            N/A(e)
   Hypothetical (5% return before expenses)          N/A                      N/A                            N/A(e)
Class Y
   Actual(a)                                      $1,000                   $1,036.90                       $4.00(f)
   Hypothetical (5% return before expenses)       $1,000                   $1,021.56                       $3.97(f)

(a) Based on the actual return for the six months ended Nov. 30, 2004: +3.59% for Class A, +3.20% for Class B, +3.20% for Class C and +3.69% for Class Y.

(b) Expenses are equal to the Fund's Class A annualized expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(c) Expenses are equal to the Fund's Class B annualized expense ratio of 1.69%, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(d) Expenses are equal to the Fund's Class C annualized expense ratio of 1.69%, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(e) The values and expenses paid are not presented because Class I does not have a full six months of history. The inception date for Class I was July 15, 2004.

(f) Expenses are equal to the Fund's Class Y annualized expense ratio of 0.77%, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

--------------------------------------------------------------------------------
37 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling
(800) 862-7919; by looking at the website americanexpress.com/funds; or by searching the website of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on americanexpress.com/funds or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283. In addition, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at http://www.sec.gov.

--------------------------------------------------------------------------------
38 -- AXP SELECTIVE FUND -- 2004 SEMIANNUAL REPORT

(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  Income Trust



By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          January 28, 2005


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          January 28, 2005


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          January 28, 2005